UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2014         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2014

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 10.8%
Aaron’s, Inc.	3,300	$87,054
Bed Bath & Beyond, Inc.*,1	6,400	405,056
Dillard’s, Inc., Class A	8,900	1,061,058
DIRECTV*	14,800	1,273,540
Discovery Communications, Inc., Class A*	1,400	119,294
The Gap, Inc.	14,000	561,540
The Home Depot, Inc.	500	40,425
Jack in the Box, Inc.	12,200	697,718
Kohl’s Corp.	1,400	74,956
Lowe’s Cos., Inc.	7,000	334,950
Macy’s, Inc.	10,900	629,911
Ross Stores, Inc.	700	45,080
Target Corp.	2,000	119,180
The TJX Cos., Inc.	11,600	618,164
Visteon Corp.*	900	85,950
Total Consumer Discretionary		6,153,876
Consumer Staples - 7.7%
Archer-Daniels-Midland Co.	6,300	292,320
Cal-Maine Foods, Inc.	2,900	206,480
CVS Caremark Corp.	9,200	702,512
The Hershey Co.	1,700	149,855
Philip Morris International, Inc.	1,400	114,814
Pilgrim’s Pride Corp.*	35,800	1,000,968
The Procter & Gamble Co.	3,100	239,692
Sanderson Farms, Inc.	6,000	546,540
Tyson Foods, Inc., Class A	16,200	602,802
Wal-Mart Stores, Inc.	7,400	544,492
Total Consumer Staples		4,400,475
Energy - 9.2%
Adams Resources & Energy, Inc.	1,600	104,544
Chevron Corp.	9,400	1,214,856
ConocoPhillips	10,800	891,000
EOG Resources, Inc.	1,900	207,936
Exxon Mobil Corp.	14,200	1,404,948
Marathon Petroleum Corp.	4,700	392,356
Occidental Petroleum Corp.	3,500	341,985
Phillips 66	4,600	373,106
REX American Resources Corp.*	400	33,740

	Shares	Value
Schlumberger, Ltd.	2,900	$314,331
Total Energy		5,278,802
Financials - 14.6%
American Financial Group, Inc.	1,800	100,782
American International Group, Inc.	4,900	254,702
American Tower Corp.	800	75,512
Arch Capital Group, Ltd.*	11,700	625,365
Aspen Insurance Holdings, Ltd.	1,200	48,012
Bank of America Corp.	22,500	343,125
Berkshire Hathaway, Inc., Class A*	1	188,124
Berkshire Hathaway, Inc., Class B*	10,287	1,290,298
Central Pacific Financial Corp.	7,800	139,620
The Chubb Corp.	2,200	190,762
Citigroup, Inc.	3,600	176,076
Crawford & Co., Class B	7,200	66,240
Discover Financial Services	10,500	641,130
Everest Re Group, Ltd.	3,300	514,503
FelCor Lodging Trust, Inc.	7,300	76,431
First Bancorp	1,900	30,552
First Interstate BancSystem, Inc.	9,600	250,560
Franklin Resources, Inc.	1,800	97,470
GAMCO Investors, Inc., Class A	7,000	536,410
Hanmi Financial Corp.	16,900	356,928
JPMorgan Chase & Co.	4,600	265,282
KeyCorp	25,800	349,332
MidSouth Bancorp, Inc.	1,800	35,100
Montpelier Re Holdings, Ltd.	4,400	129,932
Morgan Stanley	1,200	38,808
The PNC Financial Services Group, Inc.	800	66,048
PrivateBancorp, Inc.	15,300	440,640
Pzena Investment Management, Inc., Class A	6,100	63,501
RenaissanceRe Holdings, Ltd.	1,400	136,934
SunTrust Banks, Inc.	15,800	601,190
The Travelers Cos., Inc.	400	35,824
Wells Fargo & Co.	3,400	173,060
Total Financials		8,338,253
Health Care - 13.6%
Alliance HealthCare Services, Inc.*	1,600	45,680
Amgen, Inc.	6,300	802,557
Anika Therapeutics, Inc.*	9,800	412,188

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 13.6% (continued)
Atrion Corp.	251	$70,531
Becton, Dickinson and Co.	1,800	209,232
Biogen Idec, Inc.*	2,350	785,816
CareFusion Corp.*	13,900	608,681
Depomed, Inc.*	3,400	33,830
Exactech, Inc.*	4,000	90,960
Humana, Inc.	1,800	211,770
Johnson & Johnson	3,800	380,342
Lannett Co., Inc.*	8,900	299,129
Magellan Health, Inc.*	7,100	408,960
McKesson Corp.	1,600	306,976
Medtronic, Inc.	11,500	710,010
Merck & Co., Inc.	1,100	62,414
Pfizer, Inc.	36,700	1,053,290
STERIS Corp.	2,400	122,112
SurModics, Inc.*	15,600	296,244
UnitedHealth Group, Inc.	10,100	818,605
WellPoint, Inc.	300	32,943
Total Health Care		7,762,270
Industrials - 12.0%
Alaska Air Group, Inc.	22,400	984,928
AMERCO	2,600	684,216
Argan, Inc.	1,800	61,020
Delta Air Lines, Inc.	20,650	773,549
Deluxe Corp.	10,300	566,603
FedEx Corp.	700	102,816
General Dynamics Corp.	5,900	688,943
General Electric Co.	5,500	138,325
Huntington Ingalls Industries, Inc.	5,800	527,336
Kimball International, Inc., Class B	13,500	212,895
Navigant Consulting, Inc.*	2,400	39,168
Oshkosh Corp.	7,300	337,406
Southwest Airlines Co.	1,400	39,592
UniFirst Corp.	5,000	486,050
Union Pacific Corp.	7,600	747,156
United Technologies Corp.	2,600	273,390
VSE Corp.	3,100	184,667
Total Industrials		6,848,060
Information Technology - 22.5%
Activision Blizzard, Inc.	9,400	210,372

	Shares	Value
Aeroflex Holding Corp.*	5,700	$60,192
Apple, Inc.	17,241	1,647,722
Aspen Technology, Inc.*	13,200	573,408
Belden, Inc.	1,600	108,640
Benchmark Electronics, Inc.*	17,000	410,550
Brocade Communications Systems, Inc.	26,600	244,986
Cisco Systems, Inc.	6,300	158,949
EMC Corp.	2,800	82,040
Fabrinet*	10,000	186,000
Google, Inc., Class A*	301	174,445
Google, Inc., Class C*	301	172,052
Hewlett-Packard Co.	10,200	363,222
Insight Enterprises, Inc.*	8,400	220,668
International Business Machines Corp.	6,800	1,303,356
Lattice Semiconductor Corp.*	14,600	99,864
MasterCard, Inc., Class A	15,580	1,155,257
Microsoft Corp.	22,700	979,732
NetScout Systems, Inc.*	3,100	131,843
Oracle Corp.	23,600	953,204
PC Connection, Inc.	6,900	140,967
Pegasystems, Inc.	2,100	44,877
QUALCOMM, Inc.	7,300	538,010
SYNNEX Corp.*	8,900	574,050
TiVo, Inc.*	39,100	526,286
Visa, Inc., Class A	5,600	1,181,656
VMware, Inc., Class A*	3,000	298,080
Xerox Corp.	20,900	277,134
Total Information Technology		12,817,562
Materials - 4.2%
CF Industries Holdings, Inc.	2,205	552,000
Graphic Packaging Holding Co.*	25,300	303,600
KapStone Paper and Packaging Corp.*	2,100	62,454
LyondellBasell Industries N.V., Class A	8,100	860,625
Westlake Chemical Corp.	6,200	541,818
Worthington Industries, Inc.	1,300	49,725
Total Materials		2,370,222
Telecommunication Services - 2.8%
AT&T, Inc.	17,600	626,384
Spok Holdings, Inc.	9,200	137,724
T-Mobile US, Inc.*	4,150	136,701

AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 2.8% (continued)
Verizon Communications, Inc.	8,800	$443,696
Windstream Holdings, Inc.[1]	24,700	283,062
Total Telecommunication Services		1,627,567
Utilities - 1.7%
AES Corp.	27,000	394,470
Ormat Technologies, Inc.	1,100	28,369
The Southern Co.	11,700	506,493
UGI Corp.	600	29,124
Total Utilities		958,456
Total Common Stocks (cost $37,640,748)		56,555,543

	Principal Amount	Value
Short-Term Investments - 1.7%
Repurchase Agreements - 0.9%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $530,749 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.500%, 08/15/14 - 06/20/64, totaling $541,363)	$530,748	$530,748

	Shares
Other Investment Companies - 0.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	420,159	420,159
Total Short-Term Investments (cost $950,907)		950,907
Total Investments - 100.8% (cost $38,591,655)		57,506,450
Other Assets, less Liabilities - (0.8)%		(447,301)
Net Assets - 100.0%		$57,059,149

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2014

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 12.0%
Burger King Worldwide, Inc.	2,500	$65,950
Capella Education Co.	3,700	236,652
CBS Corp., Class B	2,131	121,105
CBS Outdoor Americas, Inc.	800	26,632
Comcast Corp., Class A	19,100	1,026,243
Delphi Automotive PLC	6,900	460,920
Dillard’s, Inc., Class A	700	83,454
Domino’s Pizza, Inc.	9,600	691,200
Foot Locker, Inc.	6,400	304,192
The Gap, Inc.	16,600	665,826
Graham Holdings Co., Class B	96	65,832
The Home Depot, Inc.[4]	9,600	776,160
HSN, Inc.	5,400	301,806
Hyatt Hotels Corp., Class A*	1,100	64,713
Interval Leisure Group, Inc.	5,500	116,490
Jack in the Box, Inc.	1,300	74,347
Las Vegas Sands Corp.	9,100	672,035
Macy’s, Inc.	10,600	612,574
PetMed Express, Inc.[1]	2,800	38,360
Pool Corp.	1,000	54,760
Scripps Networks Interactive, Inc., Class A	2,300	189,543
TripAdvisor, Inc.*	700	66,388
Viacom, Inc., Class B	7,300	603,491
The Walt Disney Co.	4,500	386,460
Wynn Resorts, Ltd.	700	149,240
Total Consumer Discretionary		7,854,373
Consumer Staples - 7.0%
Altria Group, Inc.	10,900	442,540
Archer-Daniels-Midland Co.	17,300	802,720
Brown-Forman Corp., Class B	450	38,993
Church & Dwight Co., Inc.	600	38,508
The Clorox Co.	500	43,435
CVS Caremark Corp.	5,700	435,252
Keurig Green Mountain, Inc.	1,800	214,704
The Kroger Co.	900	44,082
Pilgrim’s Pride Corp.*	23,800	665,448
The Procter & Gamble Co.[4]	8,800	680,416
Sanderson Farms, Inc.	1,900	173,071

	Shares	Value
Tyson Foods, Inc., Class A4	21,600	$803,736
Wal-Mart Stores, Inc.	2,300	169,234
WD-40 Co.	600	40,056
Total Consumer Staples		4,592,195
Energy - 9.9%
Chevron Corp.[4]	2,600	336,024
ConocoPhillips[4]	12,900	1,064,250
EOG Resources, Inc.	6,200	678,528
Exxon Mobil Corp.[4]	18,900	1,869,966
Helmerich & Payne, Inc.	1,900	201,894
Marathon Petroleum Corp.	500	41,740
Occidental Petroleum Corp.[4]	6,100	596,031
Phillips 66	800	64,888
Pioneer Energy Services Corp.*	4,000	58,840
REX American Resources Corp.*	500	42,175
Schlumberger, Ltd.	11,800	1,279,002
Valero Energy Corp.	5,300	269,240
Total Energy		6,502,578
Financials - 17.0%
1st Source Corp.	4,800	136,272
Aflac, Inc.	6,200	370,388
Alexander’s, Inc.	200	72,600
The Allstate Corp.	7,900	461,755
American Capital Agency Corp.	3,400	78,608
American Express Co.[4]	8,400	739,200
AmTrust Financial Services, Inc.	3,900	166,296
Aspen Insurance Holdings, Ltd.	16,400	656,164
AvalonBay Communities, Inc.	400	59,232
BancFirst Corp.	1,100	66,990
Bank of America Corp.[4]	75,500	1,151,375
Berkshire Hathaway, Inc., Class B*,4	11,300	1,417,359
Central Pacific Financial Corp.	2,400	42,960
Discover Financial Services	1,300	79,378
Eagle Bancorp, Inc.*	6,600	219,846
Everest Re Group, Ltd.	900	140,319
Franklin Resources, Inc.	5,000	270,750
GAMCO Investors, Inc., Class A	3,800	291,194
The Geo Group, Inc.	1,400	48,174
Health Care REIT, Inc.	700	44,541
Janus Capital Group, Inc.	6,100	69,479

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.0% (continued)
JPMorgan Chase & Co.[4]	18,200	$1,049,594
Morgan Stanley	4,000	129,360
PartnerRe, Ltd.	900	93,924
Potlatch Corp.	12,300	507,990
PrivateBancorp, Inc.	8,800	253,440
Regions Financial Corp.	14,300	145,002
State Street Corp.	1,100	77,484
SunTrust Banks, Inc.	6,500	247,325
TD Ameritrade Holding Corp.	2,300	73,876
The Travelers Cos., Inc.	1,400	125,384
Universal Insurance Holdings, Inc.	19,200	231,552
Waddell & Reed Financial, Inc., Class A	3,300	174,207
Washington Federal, Inc.	2,800	58,688
Webster Financial Corp.	1,000	28,670
Wells Fargo & Co.[4]	20,900	1,063,810
WR Berkley Corp.	400	17,844
XL Group PLC	9,000	290,160
Total Financials		11,151,190
Health Care - 12.9%
AbbVie, Inc.	1,600	83,744
Aetna, Inc.	1,500	116,295
Align Technology, Inc.*	1,000	54,210
Anika Therapeutics, Inc.*	500	21,030
Biogen Idec, Inc.*	1,000	334,390
Gilead Sciences, Inc.*	7,300	668,315
Greatbatch, Inc.*	1,400	69,314
Humana, Inc.	4,700	552,955
Johnson & Johnson[4]	15,700	1,571,413
Ligand Pharmaceuticals, Inc.*	5,400	265,518
Magellan Health, Inc.*	3,900	224,640
Medtronic, Inc.	12,100	747,054
Merck & Co., Inc.	22,200	1,259,628
Pfizer, Inc.[4]	45,300	1,300,110
PharMerica Corp.*	5,300	143,047
Questcor Pharmaceuticals, Inc.	800	71,976
Repligen Corp.*	5,900	123,723
St Jude Medical, Inc.	600	39,114
Thoratec Corp.*	2,300	74,750
United Therapeutics Corp.*	3,900	354,666
UnitedHealth Group, Inc.[4]	3,800	307,990

	Shares	Value
Zimmer Holdings, Inc.	600	$60,042
Total Health Care		8,443,924
Industrials - 11.1%
3M Co.	3,100	436,759
Alamo Group, Inc.	1,200	57,036
Copa Holdings, S.A., Class A	1,400	212,618
Delta Air Lines, Inc.	11,700	438,282
Deluxe Corp.	12,700	698,627
Emerson Electric Co.	600	38,190
FedEx Corp.	300	44,064
General Dynamics Corp.	4,800	560,496
General Electric Co.	4,600	115,690
Hyster-Yale Materials Handling, Inc.	600	48,060
Kimball International, Inc., Class B	3,700	58,349
Lockheed Martin Corp.[4]	6,000	1,001,820
Navigant Consulting, Inc.*	2,000	32,640
Northrop Grumman Corp.[4]	4,700	579,369
Parker Hannifin Corp.	300	34,485
Raytheon Co.	900	81,693
RR Donnelley & Sons Co.	2,972	51,590
Southwest Airlines Co.	34,200	967,176
UniFirst Corp.	7,000	680,470
Union Pacific Corp.[4]	10,100	992,931
United Parcel Service, Inc., Class B	1,000	97,090
United Technologies Corp.	400	42,060
WABCO Holdings, Inc.*	500	48,740
Total Industrials		7,318,235
Information Technology - 20.3%
AOL, Inc.*	1,000	38,550
Apple, Inc.[4]	15,407	1,472,447
Aspen Technology, Inc.*	5,100	221,544
Avago Technologies, Ltd.	900	62,442
Belden, Inc.	5,500	373,450
Benchmark Electronics, Inc.*	23,400	565,110
Broadcom Corp., Class A	2,100	80,346
Brocade Communications Systems, Inc.	15,500	142,755
Cabot Microelectronics Corp.*	4,200	168,798
Cisco Systems, Inc.[4]	9,200	232,116
Computer Sciences Corp.	2,400	149,736
Conversant, Inc.*,1	2,100	49,077
eBay, Inc.*	1,300	68,640

AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.3% (continued)
Facebook, Inc., Class A*	2,600	$188,890
Google, Inc., Class A*,4	682	395,253
Google, Inc., Class C*,4	782	446,991
Harris Corp.	11,100	757,797
Hewlett-Packard Co.	26,800	954,348
Insight Enterprises, Inc.*	2,800	73,556
Integrated Device Technology, Inc.*	15,500	222,580
Intel Corp.	10,600	359,234
Lattice Semiconductor Corp.*	12,100	82,764
LogMeln, Inc.*	4,100	166,911
Marchex, Inc., Class B	7,100	78,100
Microsoft Corp.[4]	34,400	1,484,704
Oracle Corp.[4]	12,200	492,758
QUALCOMM, Inc.[4]	15,100	1,112,870
SanDisk Corp.	3,800	348,498
Skyworks Solutions, Inc.	3,700	187,812
TiVo, Inc.*	31,500	423,990
Visa, Inc., Class A	2,700	569,727
Vistaprint N.V.*	5,000	246,300
VMware, Inc., Class A*	5,200	516,672
WebMD Health Corp.*	1,700	84,711
Xerox Corp.	12,800	169,728
Zebra Technologies Corp., Class A*	3,700	296,259
Total Information Technology		13,285,464
Materials - 3.2%
CF Industries Holdings, Inc.	200	50,068
The Dow Chemical Co.	1,000	51,070
E.I. du Pont de Nemours & Co.	1,300	83,603
LyondellBasell Industries N.V., Class A	9,800	1,041,250
Monsanto Co.	500	56,545
Packaging Corp. of America	2,800	185,248
Schweitzer-Mauduit International, Inc.	1,000	40,830
United States Steel Corp.[1]	3,300	110,517
Worthington Industries, Inc.	12,000	459,000
Total Materials		2,078,131
Telecommunication Services - 2.8%
AT&T, Inc.[4]	33,000	1,174,470
Inteliquent, Inc.	4,600	48,806
United States Cellular Corp.*	1,500	58,635

	Shares	Value
Verizon Communications, Inc.	10,700	$539,494
Total Telecommunication Services		1,821,405
Utilities - 2.0%
AGL Resources, Inc.	3,800	196,232
American Electric Power Co., Inc.	5,900	306,741
DTE Energy Co.	8,100	597,942
Duke Energy Corp.	1,800	129,834
Public Service Enterprise Group, Inc.	3,100	109,027
Total Utilities		1,339,776
Total Common Stocks (cost $53,586,065)		64,387,271

	Number of Contracts
Purchased Options - 0.9%
S&P 500 Puts, 1740 Strike Price, Expiration 08/16/14	102	11,220
S&P 500 Puts, 1840 Strike Price, Expiration 09/20/14	65	104,325
S&P 500 Puts, 1840 Strike Price, Expiration 10/18/14	173	459,315
Total Purchased Options (cost $577,285)		574,860

	Principal Amount
Short-Term Investments - 1.8%
Repurchase Agreements - 0.3%[2]
Cantor Fitzgerald Securities, dated 07/31/14,due 08/01/14, 0.100%, total to be received $153,283 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/14 - 06/20/64, totaling $156,349)	$153,283	153,283

	Shares
Other Investment Companies - 1.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	996,971	996,971
Total Short-Term Investments (cost $1,150,254)		1,150,254
Total Investments - 100.9% (cost $55,313,604)		$66,112,385
Other Assets, less Liabilities - (0.9)%		(577,441)
Net Assets - 100.0%		$65,534,944

AMG FQ Global Alternatives Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2014

	Shares	Value
Exchange Traded Funds - 22.4%
SPDR S&P 500 ETF Trust (cost $10,160,765)	85,818	$16,570,598

	Principal Amount
U.S. Government Obligations - 65.0%
U.S. Treasury Bills,
0.008%, 09/04/14 to 09/25/14[5,6]	$19,480,000	19,479,815
0.033%, 11/28/14[5,6]	28,625,000	28,621,221
Total U.S. Government Obligations (cost $48,099,036)		48,101,036

	Shares
Other Investment Companies - 11.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost 8,398,287)	8,398,287	8,398,287
Total Investments - 98.7% (cost $66,658,088)		73,069,921
Other Assets, less Liabilities - 1.3%		988,708
Net Assets - 100.0%		$74,058,629

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2014

		Shares	Value
Exchange Traded Funds - 62.0%
iShares Barclays TIPS Bond Fund[4]		92,075	$10,580,338
iShares iBoxx $ High Yield Corporate Bond Fund[1,4]		275,960	25,509,742
Jefferies TR/J CRB Global Commodity Equity Index Fund		36,703	1,659,710
Market Vectors Gold Miners[1]		60,764	1,573,180
Market Vectors RVE Hard Assets Producers[1]		43,130	1,704,498
Materials Select Sector SPDR Fund[1]		33,440	1,626,856
SPDR DB International Government Inflation-Protected Bond		32,271	1,996,607
Vanguard REIT[4]		75,319	5,641,393
Total Exchange Traded Funds (cost $49,321,160)			50,292,324
Exchange Traded Notes - 10.6%
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37[1]		39,347	1,553,813
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37[1]		19,450	750,186
Barclays, Inc., iPath Goldman Sachs Crude Oil Total Return Index, 08/07/36[1]		32,211	766,300
Deutsche Bank AG, PowerShares DB Agriculture Double Long, 04/01/38		122,703	827,018
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38[1]		53,950	1,511,140
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index - Total Return, 10/24/22		396,925	3,227,000
Total Exchange Traded Notes (cost $9,891,452)			8,635,457

		Number of
		Contracts
Purchased Options - 0.8%
EURO STOXX 50 Puts, 2750 Strike Price, Expiration 09/19/14	EUR	54	7,231
EURO STOXX 50 Puts, 2825 Strike Price. Expiration 12/19/14	EUR	60	39,930
EURO STOXX 50 Puts, 2850 Strike Price. Expiration 12/19/14	EUR	60	43,626
EURO STOXX 50 Puts, 2900 Strike Price. Expiration 09/19/14	EUR	75	22,898
EURO STOXX 50 Puts, 3125 Strike Price. Expiration 08/15/14	EUR	97	46,172
S&P 500 Puts, 1740 Strike Price, Expiration 08/16/14		124	13,640
S&P 500 Puts, 1840 Strike Price, Expiration 09/20/14		86	138,030
S&P 500 Puts, 1840 Strike Price, Expiration 10/18/14		134	355,770
Total Purchased Options (cost $743,943)			667,297

		Principal Amount
U.S. Government Obligations - 11.1%
U.S. Treasury Bills, 0.033%, 11/28/14[5,6] (cost $8,998,513)		$9,000,000	8,998,956

AMG FQ Global Risk-Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 35.5%
Repurchase Agreements - 18.0%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $3,471,369 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/14 - 06/20/64, totaling $3,540,786)	$3,471,359	$3,471,359
Daiwa Capital Markets America, dated 07/31/14, due 08/01/14, 0.120%, total to be received $3,471,371 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/15/14 - 03/01/48, totaling $3,540,786)	3,471,359	3,471,359
HSBC Securities USA, Inc., dated 07/31/14, due 08/01/14, 0.070%, total to be received $3,471,366 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.125%, 08/07/14 - 02/15/21 totaling $3,540,796)	3,471,359	3,471,359
JP Morgan Securities LLC, dated 07/31/14, due 08/01/14, 0.060%, total to be received $730,788 (collateralized by various U.S. Government Agency Obligations, 0.625% - 3.875%, 01/15/25 - 02/15/43 totaling $745,418)	730,787	730,787
Nomura Securities USA, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $3,471,369 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.125%, 10/30/14 - 03/20/63, totaling $3,540,786)	3,471,359	3,471,359
Total Repurchase Agreements		14,616,223

	Shares
Other Investment Companies - 17.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	4,009,089	4,009,089
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	10,142,985	10,142,985
Total Other Investment Companies		14,152,074
Total Short-Term Investments (cost $28,768,297)		28,768,297
Total Investments - 120.0% (cost $97,723,365)		97,362,331
Other Assets, less Liabilities - (20.0)%		(16,221,961)
Net Assets - 100.0%		$81,140,370

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2014

	Shares	Value
Common Stocks - 99.4%
Consumer Discretionary - 10.4%
2U, Inc.*	7,000	$98,420
American Eagle Outfitters, Inc.[1]	14,125	150,573
Chico’s FAS, Inc.	13,399	211,838
Crocs, Inc.*	12,864	204,152
DSW, Inc., Class A	7,522	200,010
Fiesta Restaurant Group, Inc.*	5,510	250,044
Fox Factory Holding Corp.*	20,792	309,385
Harman International Industries, Inc.	4,091	444,078
Imax Corp.*	7,801	205,088
LifeLock, Inc.*	12,093	167,851
LKQ Corp.*	20,995	549,124
Select Comfort Corp.*	14,769	298,334
Tilly’s, Inc., Class A*	16,745	126,760
Vera Bradley, Inc.*	4,080	80,906
Vitamin Shoppe, Inc.*	6,710	286,182
Total Consumer Discretionary		3,582,745
Consumer Staples - 0.4%
Natural Grocers by Vitamin Cottage, Inc.*,1	6,400	145,152
Energy - 4.4%
Carrizo Oil & Gas, Inc.*	6,871	421,948
Emerald Oil, Inc.*	11,300	82,942
InterOil Corp.*,1	1,628	92,177
KiOR, Inc., Class A*	56,168	17,435
Matrix Service Co.*	11,147	299,297
SandRidge Energy, Inc.*,1	102,878	613,153
Total Energy		1,526,952
Financials - 8.3%
Allied World Assurance Co. Holdings AG	19,813	713,466
Jones Lang LaSalle, Inc.	2,819	348,710
Raymond James Financial, Inc.	20,565	1,047,787
RE/MAX Holdings, Inc., Class A	146	4,278
Signature Bank*	4,983	570,005
Waddell & Reed Financial, Inc., Class A	3,533	186,507
Total Financials		2,870,753
Health Care - 14.4%
Alkermes PLC*	22,155	947,348
Avalanche Biotechnologies, Inc.*	3,435	96,146
Celldex Therapeutics, Inc.*,1	11,299	147,904

	Shares	Value
Centene Corp.*	468	$33,738
Covance, Inc.*	156	13,092
DexCom, Inc.*,1	12,491	470,661
Insulet Corp.*,1	9,545	337,320
InterMune, Inc.*	8,115	356,005
Intrexon Corp.*,1	26,574	587,020
Kite Pharma, Inc.*	1,203	28,271
The Medicines Co.*	2,583	60,365
MEDNAX, Inc.*	14,686	869,117
PerkinElmer, Inc.	5,105	235,953
Puma Biotechnology, Inc.*	900	199,548
Sangamo BioSciences, Inc.*	21,234	252,260
Seattle Genetics, Inc.*,1	89	3,133
Unilife Corp.*	64,913	163,581
United Therapeutics Corp.*	1,631	148,323
Total Health Care		4,949,785
Industrials - 22.1%
A. O. Smith Corp.	11,503	537,190
The Advisory Board Co.*	6,263	314,027
Carlisle Cos., Inc.	5,529	442,431
The ExOne Co.*	1,648	53,906
Hub Group, Inc., Class A*	10,511	485,398
Insperity, Inc.	10,958	349,670
KAR Auction Services, Inc.	15,265	447,417
MasTec, Inc.*	25,414	691,007
Meritor, Inc.*	30,471	383,020
MRC Global, Inc.*	5,493	147,377
MSA Safety, Inc.	5,694	294,835
Pall Corp.	179	13,867
Primoris Services Corp.	2,808	67,055
Quanta Services, Inc.*	12,229	409,549
RPX Corp.*	18,571	289,708
Stock Building Supply Holdings, Inc.*	17,140	252,986
Terex Corp.	8,583	296,199
WABCO Holdings, Inc.*	8,973	874,688
Watsco, Inc.	9,997	895,431
WESCO International, Inc.*	4,960	389,310
Total Industrials		7,635,071
Information Technology - 34.8%
Advanced Energy Industries, Inc.*	11,782	198,173

AMG Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 34.8% (continued)
Aspen Technology, Inc.*	3,800	$165,072
Atmel Corp.*,1	24,832	203,622
Belden, Inc.	11,503	781,054
Blackhawk Network Holdings, Inc.*	5,807	164,570
Cadence Design Systems, Inc.*	3,644	61,329
Callidus Software, Inc.*	17,757	190,355
Control4 Corp.*,1	4,138	69,560
Ellie Mae, Inc.*	21,609	620,610
Envestnet, Inc.*	6,668	290,791
FleetMatics Group PLC*	12,547	396,360
FLIR Systems, Inc.	7,557	251,497
Fortinet, Inc.*	15,950	391,573
Heartland Payment Systems, Inc.	10,221	485,498
Ingram Micro, Inc., Class A*	7,085	203,340
Integrated Device Technology, Inc.*	26,408	379,219
Jack Henry & Associates, Inc.	7,980	465,633
Kulicke & Soffa Industries, Inc.*	19,941	271,596
Microsemi Corp.*	17,003	407,732
Monolithic Power Systems, Inc.	2,792	115,142
Move, Inc.*	2,900	42,340
ON Semiconductor Corp.*	88,542	757,920
Pandora Media, Inc.*,1	79	1,984
QuinStreet, Inc.*	17,298	86,317
RealPage, Inc.*	10,083	162,387
Rovi Corp.*	19,167	447,933
Semtech Corp.*	13,000	290,290
Silver Spring Networks, Inc.*,1	9,251	98,801
Synaptics, Inc.*,1	4,692	338,903
Synchronoss Technologies, Inc.*	5,752	232,438
Tangoe, Inc.*	28,923	399,137
Teradyne, Inc.	6,520	118,794
Tessera Technologies, Inc.	31,015	788,091
TriQuint Semiconductor, Inc.*	37,399	672,434
Ultratech, Inc.*	10,979	259,983
Universal Display Corp.*,1	632	19,377
Virtusa Corp.*	5,707	178,515
Web.com Group, Inc.*	20,543	545,417
WEX, Inc.*	3,533	381,281

	Shares	Value
Yelp, Inc.*	778	$52,250
Total Information Technology		11,987,318
Materials - 2.7%
Caesarstone Sdot-Yam, Ltd.	6,432	278,892
Eagle Materials, Inc.	3,533	320,867
Globe Specialty Metals, Inc.	16,665	317,135
Total Materials		916,894
Telecommunication Services - 1.9%
Cogent Communications Holdings, Inc.	18,440	640,052
Total Common Stocks (cost $23,997,084)		34,254,722

	Principal
	Amount
Short-Term Investments - 8.7%
Repurchase Agreements - 7.4%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/14 - 06/20/64, totaling $1,020,000)	$1,000,000	1,000,000
Daiwa Capital Markets America, dated 07/31/14, due 08/01/14, 0.120%, total to be received $552,153 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/15/14 - 03/01/48, totaling $563,194)	552,151	552,151
Nomura Securities USA, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.125%, 10/30/14 - 03/20/63, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,552,151

	Shares
Other Investment Companies - 1.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	456,691	456,691
Total Short-Term Investments (cost $3,008,842)		3,008,842
Total Investments - 108.1% (cost $27,005,926)		37,263,564
Other Assets, less Liabilities - (8.1)%		(2,776,747)
Net Assets - 100.0%		$34,486,817

AMG TimesSquare All Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2014

	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 15.3%
The Priceline Group, Inc.*	897	$1,114,478
Ross Stores, Inc.	12,875	829,150
Sotheby’s	18,825	746,411
Time Warner Cable, Inc.	5,310	770,481
The Walt Disney Co.	13,485	1,158,092
Wyndham Worldwide Corp.	13,210	998,016
Total Consumer Discretionary		5,616,628
Consumer Staples - 5.1%
The Estee Lauder Cos., Inc., Class A	15,230	1,118,796
TreeHouse Foods, Inc.*	10,560	776,160
Total Consumer Staples		1,894,956
Energy - 5.1%
EP Energy Corp., Class A*,1	38,480	769,600
Schlumberger, Ltd.	10,050	1,089,320
Total Energy		1,858,920
Financials - 8.6%
American Tower Corp.	12,525	1,182,235
Intercontinental Exchange, Inc.	5,230	1,005,311
Prudential Financial, Inc.	11,235	977,108
Total Financials		3,164,654
Health Care - 12.6%
Actavis PLC*	5,080	1,088,441
Air Methods Corp.*	16,555	831,889
Biogen Idec, Inc.*	1,685	563,447
DaVita HealthCare Partners, Inc.*	14,905	1,049,908
Envision Healthcare Holdings, Inc.*	30,615	1,094,486
Total Health Care		4,628,171
Industrials - 11.0%
The Corporate Executive Board Co.	14,860	922,360
CSX Corp.	26,395	789,738
DigitalGlobe, Inc.*	22,745	594,782
On Assignment, Inc.*	32,745	884,442
WABCO Holdings, Inc.*	8,840	861,723
Total Industrials		4,053,045
Information Technology - 32.3%
Alliance Data Systems Corp.*	3,950	1,036,045

	Shares	Value
Apple, Inc.	10,339	$988,098
Applied Materials, Inc.	22,465	470,866
CoStar Group, Inc.*	5,245	753,864
Facebook, Inc., Class A*	11,735	852,548
Fidelity National Information Services, Inc.	14,735	831,054
Google, Inc., Class A*	1,521	881,496
Google, Inc., Class C*	1,466	837,966
MasterCard, Inc., Class A	15,145	1,123,002
salesforce.com, inc.*	14,915	809,139
Solera Holdings, Inc.	13,460	861,440
TE Connectivity, Ltd.	12,780	790,954
The Ultimate Software Group, Inc.*	6,535	881,637
WNS Holdings, Ltd., ADR *	36,250	730,437
Total Information Technology		11,848,546
Materials - 5.8%
Ecolab, Inc.	9,810	1,064,679
PolyOne Corp.	27,990	1,062,220
Total Materials		2,126,899
Total Common Stocks (cost $29,318,097)		35,191,819

	Principal
	Amount
Short-Term Investments - 5.1%
Repurchase Agreements - 1.5%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $547,737 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/14 - 06/20/64, totaling $558,690)	$547,735	547,735

	Shares
Other Investment Companies - 3.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,324,626	1,324,626
Total Short-Term Investments (cost $1,872,361)		1,872,361
Total Investments - 100.9% (cost $31,190,458)		37,064,180
Other Assets, less Liabilities - (0.9)%		(348,428)
Net Assets - 100.0%		$36,715,752

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2014

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 16.8%
1-800-Flowers.com, Inc., Class A*	44,400	$227,328
2U, Inc.*,1	41,709	586,429
BJ’s Restaurants, Inc.*	21,367	732,247
Bravo Brio Restaurant Group, Inc.*	24,000	357,600
Bridgepoint Education, Inc.*	62,802	754,252
Build-A-Bear Workshop, Inc.*	11,600	122,380
Chuy’s Holdings, Inc.*	47,665	1,365,602
Citi Trends, Inc.*	18,200	366,730
Culp, Inc.	14,300	259,116
Del Frisco’s Restaurant Group, Inc.*	19,852	423,245
Delta Apparel, Inc.*	55,300	712,264
Destination Maternity Corp.	46,685	888,416
Destination XL Group, Inc.*	216,720	1,159,452
Einstein Noah Restaurant Group, Inc.	32,300	488,699
Entravision Communications Corp., Class A	126,579	707,577
Famous Dave’s of America, Inc.*	4,425	110,315
Frisch’s Restaurants, Inc.	5,500	130,075
Grand Canyon Education, Inc.*	27,700	1,191,100
Gray Television, Inc.*	36,737	447,457
Harte-Hanks, Inc.	38,200	250,592
Haverty Furniture Cos., Inc.	10,550	234,527
Hooker Furniture Corp.	15,685	227,746
iRobot Corp.*,1	19,423	628,723
Jason Industries, Inc.*	32,700	341,061
Johnson Outdoors, Inc., Class A	5,125	118,183
Kirkland’s, Inc.*	12,700	238,887
Kona Grill, Inc.*	110,096	2,029,069
LGI Homes, Inc.*	49,623	902,642
Libbey, Inc.*	52,100	1,356,684
Liberty Tax, Inc.*	7,500	263,325
LifeLock, Inc.*	41,500	576,020
Lifetime Brands, Inc.	21,600	367,200
M/I Homes, Inc.*	18,837	387,665
Malibu Boats, Inc., Class A*	41,746	803,611
The Marcus Corp.	26,925	475,765
MarineMax, Inc.*	43,502	725,178
Red Robin Gourmet Burgers, Inc.*	12,100	778,756
Rentrak Corp.*	32,555	1,616,030
RG Barry Corp.	30,686	579,659

	Shares	Value
Rocky Brands, Inc.	8,725	$131,573
Ruth’s Hospitality Group, Inc.	31,100	352,985
Saga Communications, Inc., Class A	3,300	118,800
Smith & Wesson Holding Corp.*	79,400	980,590
SodaStream International, Ltd.*	6,600	217,800
Stein Mart, Inc.	18,200	236,236
Stoneridge, Inc.*	21,900	240,243
Strattec Security Corp.	3,700	232,471
Summer Infant, Inc.*	31,200	129,792
Tandy Leather Factory, Inc.	58,700	548,258
Tower International, Inc.*	6,800	214,200
Unifi, Inc.*	8,100	231,984
Universal Electronics, Inc.*	65,300	3,110,239
Vince Holding Corp.*	26,966	911,181
WCI Communities, Inc.*	25,667	441,216
West Marine, Inc.*	35,200	302,016
ZAGG, Inc.*	118,200	604,002
Zoe’s Kitchen, Inc.*,1	39,524	1,146,591
Total Consumer Discretionary		34,081,784
Consumer Staples - 1.8%
Amira Nature Foods, Ltd.*	35,149	527,586
Calavo Growers, Inc.	27,577	951,131
Craft Brew Alliance, Inc.*	32,700	366,894
Farmer Bros Co.*	17,000	347,990
John B Sanfilippo & Son, Inc.	16,200	428,490
Nature’s Sunshine Products, Inc.	8,500	131,240
Omega Protein Corp.*	17,200	241,144
The Pantry, Inc.*	39,175	701,624
Total Consumer Staples		3,696,099
Energy - 3.7%
Abraxas Petroleum Corp.*	22,700	115,770
Dawson Geophysical Co.	21,600	542,160
Emerald Oil, Inc.*	70,100	514,534
Geospace Technologies Corp.*	15,400	619,696
Gulf Island Fabrication, Inc.	25,791	502,925
Gulfport Energy Corp.*	15,400	822,514
Matrix Service Co.*	14,471	388,546
Panhandle Oil and Gas, Inc., Class A	3,750	241,575
RigNet, Inc.*	39,310	2,186,422
Ring Energy, Inc.*,1	53,900	932,470
Synergy Resources Corp.*	47,500	499,700

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 3.7% (continued)
TGC Industries, Inc.*	28,382	$111,540
Total Energy		7,477,852
Financials - 11.9%
AMERISAFE, Inc.	29,800	1,090,680
Arrow Financial Corp.[1]	14,300	363,220
Asta Funding, Inc.*	48,800	408,944
The Bank of Kentucky Financial Corp.	7,000	241,850
Boston Private Financial Holdings, Inc.	32,100	400,608
Centerstate Banks, Inc.	35,300	367,826
Chatham Lodging Trust	28,600	605,462
CoBiz Financial, Inc.	74,400	842,208
Compass Diversified Holdings*	99,200	1,747,904
Crawford & Co., Class B	26,400	242,880
Diamond Hill Investment Group, Inc.[1]	2,800	357,784
EMC Insurance Group, Inc.	12,400	364,932
FBR & Co.*	17,300	483,708
Federated National Holding Co.	10,400	209,768
Financial Institutions, Inc.	21,475	476,745
First Connecticut Bancorp, Inc.	8,200	122,016
First Defiance Financial Corp.	9,200	248,492
Flushing Financial Corp.	25,150	467,287
Fortegra Financial Corp.*	16,500	115,005
Gramercy Property Trust, Inc.	37,900	223,989
Heritage Financial Corp.	28,747	457,365
Heritage Financial Group, Inc.	6,500	130,650
HFF, Inc., Class A	22,231	754,965
ICG Group, Inc.*	60,757	1,028,008
JMP Group, Inc.	19,800	133,452
LaSalle Hotel Properties	25,800	897,582
MainSource Financial Group, Inc.	14,200	231,886
Manning & Napier, Inc.	28,900	495,635
Marcus & Millichap, Inc.*	42,144	1,035,478
Metro Bancorp, Inc.*	15,300	351,135
MidWestOne Financial Group, Inc.	5,300	124,550
National Interstate Corp.	4,600	124,614
Northrim BanCorp, Inc.	35,126	860,587
OceanFirst Financial Corp.	29,850	474,913
One Liberty Properties, Inc.	11,500	238,280
Oppenheimer Holdings, Inc., Class A	27,000	616,140
Orrstown Financial Services, Inc.*	7,800	122,538

	Shares	Value
Pacific Continental Corp.	17,700	$237,888
Peoples Bancorp, Inc.	15,400	359,282
Physicians Realty Trust	17,900	252,032
Pinnacle Financial Partners, Inc.	14,751	545,787
Piper Jaffray Cos.*	19,631	1,012,960
Silvercrest Asset Management Group, Inc., Class A	34,296	552,852
Square 1 Financial, Inc., Class A*	31,566	601,648
Stock Yards Bancorp, Inc.	16,290	476,808
Territorial Bancorp, Inc.	12,025	241,702
Trico Bancshares	21,600	483,192
Univest Corp. of Pennsylvania	19,700	372,724
ViewPoint Financial Group, Inc.	17,804	447,593
Washington Trust Bancorp, Inc.	10,675	367,220
West Bancorporation, Inc.	8,925	129,948
Whitestone REIT	32,100	480,216
Total Financials		24,020,938
Health Care - 17.2%
ABIOMED, Inc.*	30,988	793,293
Acceleron Pharma, Inc.*,1	10,292	304,849
Achillion Pharmaceuticals, Inc.*,1	69,553	476,438
Addus HomeCare Corp.*	10,700	236,898
Agios Pharmaceuticals, Inc.*,1	15,435	622,030
Albany Molecular Research, Inc.*	6,900	131,376
AMN Healthcare Services, Inc.*	28,000	366,800
Anika Therapeutics, Inc.*	7,600	319,656
Arrowhead Research Corp.*,1	47,360	599,104
AtriCure, Inc.*	74,396	1,225,303
Avalanche Biotechnologies, Inc.*	6,600	184,734
BioDelivery Sciences International, Inc.*,1	26,627	339,494
BioScrip, Inc.*	128,900	965,461
Bluebird Bio, Inc.*,1	21,841	729,489
Cardiovascular Systems, Inc.*	61,904	1,671,408
Cross Country Healthcare, Inc.*	38,000	273,220
Depomed, Inc.*	48,166	479,252
Endologix, Inc.*	10,532	149,028
Epizyme, Inc.*,1	20,249	634,199
Exactech, Inc.*	56,800	1,291,632
ExamWorks Group, Inc.*	20,343	717,904
Fluidigm Corp.*	64,302	1,840,966
Foundation Medicine, Inc.*	19,014	428,195

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 17.2% (continued)
GW Pharmaceuticals PLC, ADR*	4,346	$367,672
Harvard Bioscience, Inc.*	50,400	232,848
HealthEquity, Inc.*	36,330	639,408
Heska Corp.*	10,200	133,620
Hyperion Therapeutics, Inc.*,1	19,802	450,892
Icad, Inc.*	31,400	286,368
Imprivata, Inc.*	38,009	551,130
Insmed, Inc.*	32,922	562,637
Intersect ENT, Inc.*	33,262	410,786
K2M Group Holdings, Inc.*,1	39,529	670,807
Karyopharm Therapeutics, Inc.*,1	20,040	695,188
Keryx Biopharmaceuticals, Inc.*,1	33,361	502,083
KYTHERA Biopharmaceuticals, Inc.*,1	12,991	436,238
Meridian Bioscience, Inc.	6,800	134,028
MiMedx Group, Inc.*,1	50,683	350,220
NanoString Technologies, Inc.*,1	30,057	362,187
Neurocrine Biosciences, Inc.*	27,092	367,909
NxStage Medical, Inc.*	33,297	444,515
Oxford Immunotec Global PLC*	27,170	432,003
The Providence Service Corp.*	12,100	479,281
PTC Therapeutics, Inc.*	10,741	283,777
Receptos, Inc.*	23,960	992,184
Revance Therapeutics, Inc.*	20,567	630,996
RTI Surgical, Inc.*	52,900	241,753
Sangamo BioSciences, Inc.*	34,418	408,886
Spectranetics Corp.*	32,382	830,599
Streamline Health Solutions, Inc.*	107,300	536,500
Supernus Pharmaceuticals, Inc.*,1	48,250	417,845
SurModics, Inc.*	62,300	1,183,077
Symmetry Medical, Inc.*	55,800	491,598
TESARO, Inc.*	19,845	570,742
TherapeuticsMD, Inc.*,1	117,154	543,595
U.S. Physical Therapy, Inc.	46,376	1,620,377
Ultragenyx Pharmaceutical, Inc.*,1	12,845	561,326
Utah Medical Products, Inc.	2,500	130,025
Vanda Pharmaceuticals, Inc.*,1	25,910	380,877
Vascular Solutions, Inc.*	19,700	485,999
Verastem, Inc.*,1	35,136	259,655
Zeltiq Aesthetics, Inc.*	47,534	962,088
Total Health Care		34,822,448

	Shares	Value
Industrials - 19.6%
Acacia Research Corp.[1]	15,400	$262,724
ACCO Brands Corp.*	140,400	929,448
Aceto Corp.	20,700	346,932
Adept Technology, Inc.*,1	31,307	284,894
Aerovironment, Inc.*	25,333	797,736
Air Transport Services Group, Inc.*	65,000	498,550
Alamo Group, Inc.	9,759	463,845
The Allied Defense Group, Inc.*,7	38,600	3,088
Ameresco, Inc., Class A*,1	36,800	276,736
Apogee Enterprises, Inc.	23,763	771,109
Astronics Corp.*	31,302	1,815,516
AZZ, Inc.	38,600	1,684,504
Barrett Business Services, Inc.	7,100	405,268
Builders FirstSource, Inc.*	72,489	430,585
Capstone Turbine Corp.*	309,026	429,546
Chart Industries, Inc.*	6,000	456,300
Columbus McKinnon Corp.	90,100	2,094,825
Covenant Transportation Group, Inc., Class A*	17,900	212,831
CRA International, Inc.*	15,250	364,170
CTPartners Executive Search, Inc.*	8,341	111,186
Ducommun, Inc.*	33,400	923,510
Dynamic Materials Corp.	33,306	682,107
Energy Recovery, Inc.*,1	106,447	476,883
Ennis, Inc.	104,250	1,478,265
FreightCar America, Inc.	20,100	433,758
Furmanite Corp.*	47,500	434,625
Gibraltar Industries, Inc.*	15,075	221,452
Global Power Equipment Group, Inc.	15,100	248,697
GP Strategies Corp.*	52,349	1,424,416
Graham Corp.	31,540	951,246
The Greenbrier Cos., Inc.	28,100	1,811,045
H&E Equipment Services, Inc.*	25,760	931,997
Hudson Technologies, Inc.*	117,600	328,104
Interface, Inc.	49,300	781,405
The KEYW Holding Corp.*	65,600	859,360
Kforce, Inc.	28,871	574,244
Kimball International, Inc., Class B	8,100	127,737
LB Foster Co., Class A	9,650	450,173
LSI Industries, Inc.	16,300	116,382

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 19.6% (continued)
Lydall, Inc.*	13,400	$338,082
Manitex International, Inc.*	31,784	439,255
Marten Transport, Ltd.	64,444	1,304,336
Mistras Group, Inc.*	15,000	316,800
NN, Inc.	46,250	1,341,250
Northwest Pipe Co.*	6,600	236,610
Old Dominion Freight Line, Inc.*	17,725	1,125,183
Orion Marine Group, Inc.*	52,100	563,201
PAM Transportation Services, Inc.*	4,000	139,040
Patrick Industries, Inc.*	20,500	853,825
Paylocity Holding Corp.*	30,351	594,576
Performant Financial Corp.*	43,400	416,206
PGT, Inc.*	83,400	772,284
Pike Corp.*	30,200	243,412
Power Solutions International, Inc.*	17,036	1,040,559
Quality Distribution, Inc.*	16,700	222,945
Radiant Logistics, Inc.*	40,800	126,888
Sparton Corp.*	39,600	1,094,544
Sun Hydraulics Corp.	25,450	928,416
Taser International, Inc.*	23,765	286,606
Thermon Group Holdings, Inc.*	19,548	476,580
Trex Co., Inc.*	11,467	322,796
US Ecology, Inc.	14,686	664,688
XPO Logistics, Inc.*	1	22
Total Industrials		39,743,303
Information Technology - 21.5%
Aerohive Networks, Inc.*,1	45,680	383,712
Ambarella, Inc.*	28,800	823,968
Amber Road, Inc.*,1	25,920	355,104
American Software, Inc., Class A	38,950	362,625
Aspen Technology, Inc.*	14,500	629,880
Bel Fuse, Inc., Class B	9,900	234,036
Benefitfocus, Inc.*,1	34,431	1,326,971
Borderfree, Inc.*,1	32,628	434,279
Callidus Software, Inc.*	33,340	357,405
ChannelAdvisor Corp.*	40,224	922,336
Ciber, Inc.*	81,600	284,784
Clearfield, Inc.*	17,890	230,244
Computer Task Group, Inc.	83,950	1,202,164

	Shares	Value
comScore, Inc.*	44,326	$1,604,158
Control4 Corp.*,1	26,341	442,792
Cray, Inc.*,1	21,522	570,763
CTS Corp.	26,900	467,791
CYREN, Ltd.*	151,900	353,927
Digi International, Inc.*	28,783	237,748
Ellie Mae, Inc.*	11,727	336,799
ePlus, Inc.*	4,400	240,636
Evolving Systems, Inc.	13,200	130,416
Fabrinet*	15,302	284,617
FARO Technologies, Inc.*	24,751	1,253,143
FormFactor, Inc.*	14,782	99,779
Glu Mobile, Inc.*	228,788	1,283,501
GSI Group, Inc.*	67,300	775,969
The Hackett Group, Inc.	39,000	234,000
Information Services Group, Inc.*	50,900	222,433
Integrated Silicon Solution, Inc.	72,445	1,059,146
Interactive Intelligence Group, Inc.*	34,500	1,565,265
IXYS Corp.	41,912	478,635
Lionbridge Technologies, Inc.*	82,300	471,579
Luxoft Holding, Inc.*	20,601	654,906
Marchex, Inc., Class B	12,100	133,100
Marketo, Inc.*,1	14,431	394,688
Materialise N.V., ADR*	50,520	571,886
Mavenir Systems, Inc.*	40,767	460,259
Maxwell Technologies, Inc.*	32,094	349,183
Monolithic Power Systems, Inc.	14,129	582,680
NCI, Inc., Class A*	28,500	255,930
NIC, Inc.	39,800	671,426
PC Connection, Inc.	24,146	493,303
PFSweb, Inc.*	16,700	140,113
Planet Payment, Inc.*	238,041	559,396
PLX Technology, Inc.*	56,000	363,440
Points International, Ltd.*	30,807	582,868
Q2 Holdings, Inc.*,1	27,590	363,360
QAD, Inc., Class A	6,000	113,400
Qualys, Inc.*	71,940	1,718,647
RMG Networks Holding Corp.*	32,900	71,064
Rocket Fuel, Inc.*,1	24,792	654,757
The Rubicon Project, Inc.*,1	48,976	583,304

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.5% (continued)
Ruckus Wireless, Inc.*	43,966	$567,601
Sapiens International Corp. N.V.*	57,000	411,540
ShoreTel, Inc.*	39,000	241,020
Sierra Wireless, Inc.*,1	24,511	465,464
Silver Spring Networks, Inc.*	27,318	291,756
Spansion, Inc., Class A*	26,062	494,396
SPS Commerce, Inc.*	13,226	705,607
Tangoe, Inc.*	24,006	331,283
TechTarget, Inc.*	49,969	379,764
Tessco Technologies, Inc.	48,500	1,479,250
Textura Corp.*	27,290	681,431
Trina Solar, Ltd., Sponsored ADR*,1	26,174	293,410
TrueCar, Inc.*,1	27,488	373,012
Tyler Technologies, Inc.*	24,300	2,204,739
Ultra Clean Holdings, Inc.*	69,500	602,565
Varonis Systems, Inc.*,1	32,466	684,383
Violin Memory, Inc.*,1	140,518	556,451
Virtusa Corp.*	29,271	915,597
Vishay Precision Group, Inc.*	67,350	971,860
Wix.com, Ltd.*,1	21,022	356,323
Xoom Corp.*	51,434	1,114,060
Total Information Technology		43,499,827
Materials - 3.2%
Flotek Industries, Inc.*	19,812	571,576
Koppers Holdings, Inc.	29,200	1,052,076
Landec Corp.*	66,900	816,849
Materion Corp.	17,325	559,771
Myers Industries, Inc.	25,300	467,544
OMNOVA Solutions, Inc.*	169,400	1,367,058
Penford Corp.*	11,100	136,308
UFP Technologies, Inc.*	4,825	121,831
Universal Stainless & Alloy Products, Inc.*	46,000	1,326,180
Total Materials		6,419,193
Telecommunication Services - 1.8%
8x8, Inc.*	119,601	966,376
Enventis Corp.	15,800	258,804
IDT Corp., Class B	29,000	452,110
inContact, Inc.*	41,323	330,171
magicJack VocalTec, Ltd.*	21,000	299,670

	Shares	Value
Premiere Global Services, Inc.*	44,700	$585,570
Shenandoah Telecommunications Co.	16,800	465,528
Towerstream Corp.*	181,500	299,475
Total Telecommunication Services		3,657,704
Utilities - 0.8%
Chesapeake Utilities Corp.	7,375	480,039
Connecticut Water Service, Inc.	4,100	130,749
Middlesex Water Co.	12,700	258,064
Unitil Corp.	21,000	672,000
Total Utilities		1,540,852
Total Common Stocks (cost $162,738,625)		198,960,000
Exchange Traded Funds - 0.5%
SPDR S&P Regional Banking ETF[1] (cost $901,364)	26,500	1,018,395

	Principal Amount
Short-Term Investments - 9.1%
Repurchase Agreements - 7.0%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $3,359,574 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/14 - 06/20/64, totaling $3,426,756)	$3,359,565	3,359,565
Daiwa Capital Markets America, dated 07/31/14, due 08/01/14, 0.120%, total to be received $3,359,576 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/15/14 - 03/01/48, totaling $3,426,756)	3,359,565	3,359,565
HSBC Securities USA, Inc., dated 07/31/14, due 08/01/14, 0.070%, total to be received $3,359,572 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.125%, 08/07/14 - 02/15/21, totaling $3,426,766)	3,359,565	3,359,565

AMG Managers Emerging Opportunities Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
J.P. Morgan Securities LLC., dated 07/31/14, due 08/01/14, 0.060%, total to be received $707,254 (collateralized by various U.S. Government Agency Obligations, 0.625% - 3.875%, 01/15/25 - 02/15/43, totaling $721,413)	$707,253	$707,253
Nomura Securities USA, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $3,359,574 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.125%, 10/30/14 - 03/20/63, totaling $3,426,756)	3,359,565	3,359,565
Total Repurchase Agreements		14,145,513

	Shares	Value
Other Investment Companies - 2.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	4,251,696	$4,251,696
Total Short-Term Investments (cost $18,397,209)		18,397,209
Total Investments - 107.9% (cost $182,037,198)		218,375,604
Other Assets, less Liabilities - (7.9)%		(15,911,084)
Net Assets - 100.0%		$202,464,520

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2014

	Shares	Value
Common Stocks - 1.0%
Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary) (cost $2,828,466)	36,280	$2,787,755
REITs - 97.1%
Apartments - 18.1%
American Campus Communities, Inc.	68,290	2,657,847
AvalonBay Communities, Inc.	41,160	6,094,973
Camden Property Trust	38,580	2,791,649
Education Realty Trust, Inc.	181,100	1,912,416
Equity Residential	141,100	9,122,115
Essex Property Trust, Inc.	64,720	12,268,971
Mid-America Apartment Communities, Inc.	78,090	5,460,053
UDR, Inc.	374,880	10,901,510
Total Apartments		51,209,534
Diversified - 11.3%
American Assets Trust, Inc.	71,510	2,452,078
CoreSite Realty Corp.	10,111	330,225
Digital Realty Trust, Inc.	69,380	4,467,378
Duke Realty Corp.	324,680	5,840,993
Liberty Property Trust	178,600	6,281,362
PS Business Parks, Inc.	38,970	3,215,025
Retail Properties of America, Inc., Class A	150,020	2,257,801
Vornado Realty Trust	67,370	7,142,567
Total Diversified		31,987,429
Health Care - 8.0%
Aviv REIT, Inc.	65,260	1,856,647
HCP, Inc.	61,020	2,534,161
Health Care REIT, Inc.	139,350	8,866,841
Sabra Health Care REIT, Inc.	46,270	1,281,679
Ventas, Inc.	126,290	8,019,415
Total Health Care		22,558,743
Hotels - 7.2%
Ashford Hospitality Prime, Inc.	35,710	594,572
Host Hotels & Resorts, Inc.	391,680	8,515,123
RLJ Lodging Trust	24,852	696,850
Strategic Hotels & Resorts, Inc.*	306,890	3,501,615
Sunstone Hotel Investors, Inc.	489,560	6,946,856
Total Hotels		20,255,016
Office Properties - 16.4%
Alexandria Real Estate Equities, Inc.	51,600	4,055,760
Boston Properties, Inc.	118,410	14,144,075

	Shares	Value
Brandywine Realty Trust	273,380	$4,251,059
Corporate Office Properties Trust	48,860	1,386,158
Empire State Realty Trust, Inc., Class A	57,860	939,646
Highwoods Properties, Inc.	132,300	5,565,861
Hudson Pacific Properties, Inc.	155,280	3,975,168
Kilroy Realty Corp.	75,510	4,669,538
SL Green Realty Corp.	66,320	7,149,296
Total Office Properties		46,136,561
Regional Malls - 14.9%
General Growth Properties, Inc.	499,670	11,677,288
Glimcher Realty Trust	40,159	431,308
The Macerich Co.	85,270	5,543,403
Simon Property Group, Inc.	124,600	20,956,474
Tanger Factory Outlet Centers, Inc.	101,120	3,503,808
Total Regional Malls		42,112,281
Shopping Centers - 9.0%
Acadia Realty Trust	50,260	1,418,840
DDR Corp.	218,560	3,833,542
Excel Trust, Inc.	65,920	853,664
Federal Realty Investment Trust	23,190	2,831,499
Kimco Realty Corp.	283,800	6,351,444
Ramco-Gershenson Properties Trust	43,760	726,416
Regency Centers Corp.	122,030	6,633,551
Retail Opportunity Investments Corp.	177,931	2,745,475
Total Shopping Centers		25,394,431
Storage - 6.5%
CubeSmart	62,300	1,134,483
Extra Space Storage, Inc.	64,080	3,314,858
Public Storage	59,000	10,124,990
Sovran Self Storage, Inc.	49,411	3,790,812
Total Storage		18,365,143
Warehouse/Industrials - 5.7%
CyrusOne, Inc.	27,000	670,950
First Industrial Realty Trust, Inc.	55,320	998,526

AMG Managers Real Estate Securities Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Warehouse/Industrials - 5.7% (continued)
Prologis, Inc.	316,510	$12,916,773
Rexford Industrial Realty, Inc.	101,880	1,409,000
Total Warehouse/Industrials		15,995,249
Total REITs (cost $246,641,370)		274,014,387

	Shares	Value
Other Investment Companies - 3.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $8,402,288)	8,402,288	$8,402,288
Total Investments - 101.1% (cost $257,872,124)		285,204,430
Other Assets, less Liabilities - (1.1)%		(3,001,744)
Net Assets - 100.0%		$282,202,686

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$38,591,655	$19,325,801	$(411,006)	$18,914,795
AMG FQ U.S. Equity Fund	55,367,022	11,644,838	(899,475)	10,745,363
AMG FQ Global Alternatives Fund	66,658,088	6,411,833	—	6,411,833
AMG FQ Global Risk-Balanced Fund	98,813,919	1,465,555	(2,917,143)	(1,451,588)
AMG Frontier Small Cap Growth Fund	27,907,048	10,646,768	(1,290,252)	9,356,516
AMG TimesSquare All Cap Growth Fund	31,256,365	6,643,472	(835,657)	5,807,815
AMG Managers Emerging Opportunities Fund	183,068,947	43,901,982	(8,595,325)	35,306,657
AMG Managers Real Estate Securities Fund	259,702,119	26,177,594	(675,283)	25,502,311

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of July 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$516,848	0.9%
AMG FQ U.S. Equity Fund	148,939	0.2%
AMG FQ Global Risk-Balanced Fund	14,273,176	17.6%
AMG Frontier Small Cap Growth Fund	2,471,753	7.2%
AMG TimesSquare All Cap Growth Fund	536,367	1.5%
AMG Managers Emerging Opportunities Fund	13,491,777	6.7%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the July 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of this security is held as collateral for options written.
[5]	Represents yield to maturity at July 31, 2014.
[6]	Some or all of these securities were held with brokers as collateral for futures contracts as of July 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Global Alternatives Fund	$48,101,036	65.0%
AMG FQ Global Risk-Balanced Fund	8,998,956	11.1%

[7]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at July 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Emerging Opportunities Fund	$3,088	0.002%

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of July 31, 2014, the securities in AMG Managers Real Estate Securities Fund were all valued using level 1 inputs. For a detailed breakout of the common stocks and REITs by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of July 31, 2014.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$56,555,543	—	—	$56,555,543
Short-Term Investments
Repurchase Agreements	—	$530,748	—	530,748
Other Investment Companies	420,159	—	—	420,159

Total Investments in Securities	$56,975,702	$530,748	—	$57,506,450

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$64,387,271	—	—	$64,387,271
Purchased Options††	574,860	—	—	574,860
Short-Term Investments
Repurchase Agreements	—	$153,283	—	153,283
Other Investment Companies	996,971	—	—	996,971

Total Investments in Securities	$65,959,102	$153,283	—	$66,112,385

Financial Derivative Instruments-Liabilities††
Equity Contracts	$(536,854)	—	—	$(536,854)

Total Financial Derivative Instruments	$(536,854)	—	—	$(536,854)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Alternatives Fund
Investments in Securities
Exchange Traded Funds†††	$16,570,598	—	—	$16,570,598
U.S. Government Obligations††††	—	$48,101,036	—	48,101,036
Other Investment Companies	8,398,287	—	—	8,398,287

Total Investments in Securities	$24,968,885	$48,101,036	—	$73,069,921

Financial Derivative Instruments-Assets††
Foreign Exchange Contracts	—	$3,979,446	—	$3,979,446
Equity Contracts	$147,737	—	—	147,737
Interest Rate Contracts	94,640	—	—	94,640

	242,377	3,979,446	—	4,221,823

Financial Derivative Instruments-Liabilities††
Foreign Exchange Contracts	—	(3,701,468)	—	(3,701,468)
Equity Contracts	(435,058)	—	—	(435,058)
Interest Rate Contracts	(1,482,946)	—	—	(1,482,946)

	(1,918,004)	(3,701,468)	—	(5,619,472)

Total Financial Derivative Instruments	$(1,675,627)	$277,978	—	$(1,397,649)

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$50,292,324	—	—	$50,292,324
Exchange Traded Notes†††	8,635,457	—	—	8,635,457
U.S. Government Obligations††††	—	$8,998,956	—	8,998,956
Purchased Options††	667,297	—	—	667,297
Short-Term Investments
Repurchase Agreements	—	14,616,223	—	14,616,223
Other Investment Companies	14,152,074	—	—	14,152,074

Total Investments in Securities	$73,747,152	$23,615,179	—	$97,362,331

Financial Derivative Instruments-Assets††
Equity Contracts	$736,477	—	—	$736,477
Interest Rate Contracts	461,213	—	—	461,213

	1,197,690	—	—	1,197,690

Financial Derivative Instruments-Liabilities††
Equity Contracts	(1,466,679)	—	—	(1,466,679)

Total Financial Derivative Instruments	$(268,989)	—	—	$(268,989)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$34,254,722	—	—	$34,254,722
Short-Term Investments
Repurchase Agreements	—	$2,552,151	—	2,552,151
Other Investment Companies	456,691	—	—	456,691

Total Investments in Securities	$34,711,413	$2,552,151	—	$37,263,564

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare All Cap Growth Fund
Investments in Securities
Common Stocks†	$35,191,819	—	—	$35,191,819
Short-Term Investments
Repurchase Agreements	—	$547,735	—	547,735
Other Investment Companies	1,324,626	—	—	1,324,626

Total Investments in Securities	$36,516,445	$547,735	—	$37,064,180

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks
Information Technology	$43,499,827	—	—	$43,499,827
Industrials	39,740,215	$3,088	—	39,743,303
Health Care	34,822,448	—	—	34,822,448
Consumer Discretionary	34,081,784	—	—	34,081,784
Financials	24,020,938	—	—	24,020,938
Energy	7,477,852	—	—	7,477,852
Materials	6,419,193	—	—	6,419,193
Consumer Staples	3,696,099	—	—	3,696,099
Telecommunication Services	3,657,704	—	—	3,657,704
Utilities	1,540,852	—	—	1,540,852
Exchange Traded Funds	1,018,395	—	—	1,018,395
Short-Term Investments
Repurchase Agreements	—	14,145,513	—	14,145,513
Other Investment Companies	4,251,696	—	—	4,251,696

Total Investments in Securities	$204,227,003	$14,148,601	—	$218,375,604

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options and forwards, are not reflected in the Schedules of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Schedules of Portfolio Investments.
††††	All U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the U.S. government and agency obligations by major industry or agency classification, please refer to the Schedules of Portfolio Investments.

As of July 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

OPTIONS

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At July 31, 2014, the following Funds had open written options:

AMG FQ U.S. Equity Fund - Written Option Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	1,960	08/16/14	102	$77,877	$(7,803)
S&P 500 Index (Call)	2,045	09/20/14	65	38,902	27,917
S&P 500 Index (Call)	2,050	10/18/14	173	120,765	42,915
S&P 500 Index (Put)	1,670	08/16/14	102	101,847	92,667
S&P 500 Index (Put)	1,775	09/20/14	65	51,902	(16,348)
S&P 500 Index (Put)	1,780	10/18/14	173	189,965	(93,755)

			Totals	$581,258	$45,593

AMG FQ Global Risk-Balanced Fund - Written Option Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
EURO STOXX 50 (Call)	3,350	09/19/14	75	$10,198	$5,076
EURO STOXX 50 (Call)	3,425	09/19/14	54	13,722	12,710
EURO STOXX 50 (Call)	3,450	08/15/14	29	2,579	2,550
EURO STOXX 50 (Call)	3,450	12/19/14	60	14,812	3,484
EURO STOXX 50 (Call)	3,475	08/15/14	68	4,405	4,337
EURO STOXX 50 (Call)	3,475	12/19/14	60	12,530	3,532
EURO STOXX 50 (Put)	2,600	09/19/14	54	19,091	15,692
EURO STOXX 50 (Put)	2,700	12/19/14	60	23,189	(2,039)
EURO STOXX 50 (Put)	2,750	12/19/14	60	25,768	(4,602)
EURO STOXX 50 (Put)	2,775	09/19/14	75	11,789	240
EURO STOXX 50 (Put)	3,050	08/15/14	97	10,428	(11,785)
S&P 500 Index (Call)	1,960	08/16/14	124	103,898	(262)
S&P 500 Index (Call)	2,045	09/20/14	86	54,368	39,834
S&P 500 Index (Call)	2,050	10/18/14	134	90,837	30,537

Notes to Schedules of Portfolio Investments (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Put)	1,670	08/16/14	124	$123,738	$112,578
S&P 500 Index (Put)	1,775	09/20/14	86	72,919	(17,381)
S&P 500 Index (Put)	1,780	10/18/14	134	147,117	(72,643)

			Totals	$741,388	$121,858

Transactions in written put and call options for the period from November 1, 2013 to July 31, 2014, were as follows:

AMG FQ U.S. Equity Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2013	685	$564,713
Options written	2,076	1,749,304
Options exercised/expired/closed	(2,081)	(1,732,759)

Options outstanding at July 31, 2014	680	$581,258

AMG FQ Global Risk-Balanced Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2013	1,162	$777,852
Options written	4,500	2,340,746
Options exercised/expired/closed	(4,282)	(2,377,210)

Options outstanding at July 31, 2014	1,380	$741,388

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC futures contracts is Morgan Stanley.

At July 31, 2014, the following Funds had open futures contracts:

AMG FQ US Equity Fund - Future Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized Loss
S&P 500 E-Mini Index	2	Long	09/19/14	$(1,189)

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Alternatives Fund - Future Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	46	Long	08/15/14	$(27,802)
Australia 10-Year Bond	AUD	154	Short	09/16/14	(140,132)
Australian SPI 200 Index	AUD	35	Short	09/19/14	(133,968)
CAC 40 Index	EUR	73	Long	08/18/14	(103,145)
Canadian 10-Year Bond	CAD	334	Short	09/30/14	(519,404)
Dax Index	EUR	1	Long	09/19/14	(6,597)
Euro-Bund 10-Year	EUR	224	Short	09/10/14	(464,697)
FTSE 100 Index	GBP	23	Long	09/22/14	(10,912)
FTSE/MIB Index	EUR	13	Long	09/19/14	(52,306)
Hang Seng Index	HKD	35	Short	08/29/14	(81,889)
IBEX 35 Index	EUR	2	Long	08/18/14	2,652
Japanese 10-Year Bond	JPY	12	Long	09/10/14	(1,565)
S&P 500 E-Mini Index	USD	187	Short	09/19/14	141,332
S&P/TSX 60 Index	CAD	9	Short	09/19/14	(18,439)
TOPIX Index	JPY	6	Long	09/12/14	3,753
U.K. 10-Year Gilt	GBP	77	Long	09/30/14	94,640
U.S. Treasury 10-Year Bond	USD	686	Long	09/30/14	(357,148)

				Total	$(1,675,627)

AMG FQ Global Risk-Balanced Fund - Future Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	25	Long	08/15/14	$(22,810)
Australia 10-Year Bond	AUD	50	Long	09/16/14	124,697
Australian SPI 200 Index	AUD	40	Long	09/19/14	198,753
CAC 40 Index	EUR	40	Long	08/18/14	(61,762)
Canadian 10-Year Bond	CAD	43	Long	09/30/14	84,028
Dax Index	EUR	7	Long	09/19/14	(118,418)
E-Mini MSCI Index	USD	197	Long	09/19/14	157,385
Euro-Bund 10-Year	EUR	19	Long	09/10/14	76,554
Euro-Bund 30 Year	EUR	12	Long	09/10/14	91,306

Notes to Schedules of Portfolio Investments (continued)

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
FTSE 100 Index	GBP	31.00	Long	09/22/14	$(16,185)
FTSE/MIB Index	EUR	17	Long	09/19/14	(154,020)
Hang Seng Index	HKD	15	Long	08/29/14	46,102
IBEX 35 Index	EUR	17	Long	08/18/14	45,782
Russell 2000 Index	USD	101	Long	09/19/14	(448,388)
S&P 500 E-Mini Index	USD	43	Long	09/19/14	(25,566)
S&P/TSX 60 Index	CAD	27	Long	09/19/14	129,634
TOPIX Index	JPY	29	Long	09/12/14	158,821
U.K. 10-Year Gilt	GBP	41	Long	09/30/14	55,496
U.S. Treasury Long Bond	USD	37	Long	09/30/14	29,132

				Total	$350,541

At July 31, 2014, the following Fund had foreign currency contracts (in U.S. Dollars):

AMG FQ Global Alternatives Fund - Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Long	09/17/14	GS	$24,367,281	$24,526,886	$(159,605)
Australian Dollar	Long	09/17/14	MS	4,212,284	4,251,328	(39,044)
British Pound	Long	09/17/14	MS	26,350,797	26,279,644	71,153
Canadian Dollar	Long	09/17/14	GS	14,296,303	14,560,822	(264,519)
Canadian Dollar	Long	09/17/14	MS	29,274,726	29,712,431	(437,705)
Euro	Long	09/17/14	GS	26,478,984	26,869,487	(390,503)
Euro	Long	09/17/14	MS	658,228	665,294	(7,066)
Japanese Yen	Long	09/17/14	GS	19,172,215	19,280,466	(108,251)
Japanese Yen	Long	09/17/14	MS	26,458,931	26,606,573	(147,642)
New Zealand Dollar	Long	09/17/14	GS	3,642,645	3,733,417	(90,772)
New Zealand Dollar	Long	09/17/14	MS	54,129,386	54,217,443	(88,057)
Norwegian Krone	Long	09/17/14	GS	18,011,774	18,824,085	(812,311)
Norwegian Krone	Long	09/17/14	MS	21,223,967	22,147,381	(923,414)
Singapore Dollar	Long	09/17/14	GS	4,125,343	4,122,140	3,203
Singapore Dollar	Long	09/17/14	MS	7,257,454	7,263,582	(6,128)
Swedish Krona	Long	09/17/14	GS	2,369,493	2,391,542	(22,049)

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Swedish Krona	Long	09/17/14	MS	$2,779,069	$2,846,277	$(67,208)
Swiss Franc	Long	09/17/14	GS	260,600	263,629	(3,029)
Swiss Franc	Long	09/17/14	MS	3,469,652	3,530,935	(61,283)
Australian Dollar	Short	09/17/14	GS	2,918,578	2,871,801	46,777
Australian Dollar	Short	09/17/14	MS	24,899,152	24,789,050	110,102
British Pound	Short	09/17/14	GS	4,424,873	4,405,648	19,225
British Pound	Short	09/17/14	MS	6,063,100	6,009,433	53,667
Canadian Dollar	Short	09/17/14	GS	16,166,942	16,179,619	(12,677)
Euro	Short	09/17/14	GS	30,816,595	30,296,627	519,968
Euro	Short	09/17/14	MS	39,524,053	38,907,825	616,228
Japanese Yen	Short	09/17/14	GS	134,266	133,206	1,060
Japanese Yen	Short	09/17/14	MS	3,766,972	3,723,671	43,301
New Zealand Dollar	Short	09/17/14	GS	53,776,751	53,684,681	92,070
New Zealand Dollar	Short	09/17/14	MS	8,537,636	8,348,997	188,639
Norwegian Krone	Short	09/17/14	GS	7,838,639	7,562,683	275,956
Norwegian Krone	Short	09/17/14	MS	3,560,474	3,508,787	51,687
Singapore Dollar	Short	09/17/14	GS	33,482,297	33,542,502	(60,205)
Swedish Krona	Short	09/17/14	GS	38,377,197	37,310,260	1,066,937
Swedish Krona	Short	09/17/14	MS	7,852,378	7,639,923	212,455
Swiss Franc	Short	09/17/14	GS	27,497,293	27,133,615	363,678
Swiss Franc	Short	09/17/14	MS	18,831,311	18,587,971	243,340

			Totals	$617,007,639	$616,729,661	$277,978

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF:	Exchange Traded Fund	REIT:	Real Estate Investment Trust

CURRENCY AND COUNTERPARTY ABBREVIATIONS:

MS:	Morgan Stanley	GS:	Goldman Sachs Group, Inc.
AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound	OTC:	Over-the-Counter

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (unaudited)

July 31, 2014

	Principal Amount†	Value
Asset-Backed Securities - 6.7%
Ally Auto Receivables Trust, Series 2014-1, Class A2, 0.480%, 02/15/17	$9,700,000	$9,698,118
Amortizing Residential Collateral Trust, Series 2002-BC4, 0.735%, 07/25/32 (08/25/14)[1]	77,398	71,701
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 1.055%, 06/25/35 (08/25/14)[1]	3,300,000	2,757,813
Basic Asset Backed Securities Trust, Series 2006-1, Class A3, 0.465%, 04/25/36 (08/25/14)[1]	3,886,000	3,384,434
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3, 0.505%, 04/25/36 (08/25/14)[1]	2,897,891	2,855,851
Series 2007-2, Class 2A2, 0.255%, 08/25/37 (08/25/14)[1]	8,282,668	8,218,701
EFS Volunteer No. 2 LLC, Series 2012-1, Class A1, 1.032%, 07/26/27 (08/25/14) (a)[1]	1,377,643	1,389,287
EMC Mortgage Loan Trust, Series 2001-A, Class A, 0.895%, 05/25/40 (08/25/14) (a)[1]	478,550	435,669
First NLC Trust, Series 2007-1, Class A1, 0.225%, 08/25/37 (08/25/14) (a)[1]	606,806	336,869
Ford Credit Auto Owner Trust, Series 2014-B, Class A1, 0.180%, 07/15/15 (a)	8,916,267	8,916,441
Fremont Home Loan Trust, Series 2006-E, Class 2A1, 0.215%, 01/25/37 (08/25/14)[1]	36,322	16,805
GE Equipment Transportation LLC, Series 2014-1, Class A1, 0.200%, 06/23/15	4,021,490	4,021,598
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A1, 0.200%, 07/15/15 (a)	7,485,435	7,485,656
JP Morgan Mortgage Acquisition Trust, Series 2006-NC1, Class A4, 0.322%, 04/25/36 (08/25/14)[1]	2,691,517	2,611,860
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.715%, 10/25/34 (08/25/14)[1]	55,661	50,987
Merrill Lynch Mortgage Investors Trust, Series 2005-FM1, Class M1, 0.635%, 05/25/36 (08/25/14)[1]	2,832,000	2,547,883
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1, 0.205%, 11/25/36 (08/25/14)[1]	10,813	6,142
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.415%, 09/25/35 (08/25/14)[1]	1,322,342	1,314,183
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class M2, 0.585%, 11/25/35 (08/25/14)[1]	3,800,000	3,222,693
Residential Asset Securities Corporation,
Series 2006-EMX2, Class A2, 0.355%, 02/25/36 (08/25/14)[1]	214,963	212,224
Series 2006-KS4, Class M1, 0.435%, 06/25/36 (08/25/14)[1]	6,000,000	4,752,270
Securitized Asset Backed Receivables LLC, Series 2007-HE1, Class A2A, 0.215%, 12/25/36 (08/25/14)[1]	433,952	161,875
Small Business Administration Participation Certificates,
Series 2003-20I, Class 1, 5.130%, 09/01/23	36,399	39,350
Series 2007-20K, Class 1, 5.510%, 11/01/27	2,395,906	2,673,927
Series 2008-10E, Class 1, 5.110%, 09/01/18	959,495	1,010,830
Series 2008-20I, Class 1, 5.600%, 09/01/28	5,675,343	6,266,074
Series 2009-20E, Class 1, 4.430%, 05/01/29	3,394,727	3,666,508
Structured Asset Securities Corp., Series 2002-HF1, Class A, 0.735%, 01/25/33 (08/25/14)[1]	38,412	35,823
Total Asset-Backed Securities (cost $77,040,067)		78,161,572
Bank Loan Obligations - 0.5%
Chrysler Group LLC, Term B, 3.500%, 05/24/17 (10/28/14)[1] (cost $5,899,545)	5,884,833	5,894,001

1

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Corporate Bonds and Notes - 31.1%
Financials - 22.1%
Ally Financial, Inc.,
2.750%, 01/30/17		$1,000,000	$1,003,750
2.914%, 07/18/16 (10/20/14)[1]		1,900,000	1,915,002
3.500%, 07/18/16		900,000	918,563
5.500%, 02/15/17		3,300,000	3,520,688
6.750%, 12/01/14		900,000	912,375
7.500%, 09/15/20		1,000,000	1,156,250
8.300%, 02/12/15		800,000	825,500
Series 8, 6.750%, 12/01/14		3,900,000	3,948,750
American International Group, Inc.,
5.050%, 10/01/15		400,000	420,496
6.250%, 03/15/37		800,000	897,465
MTN, 5.600%, 10/18/16		800,000	879,537
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)		200,000	204,500
Bank of America Corp.,
4.500%, 04/01/15		10,000,000	10,262,320
6.500%, 08/01/16		2,800,000	3,087,683
6.500%, 07/15/18		5,000,000	5,811,755
GMTN, 6.400%, 08/28/17		3,400,000	3,860,958
Bank of America NA, 0.531%, 06/15/17 (09/15/14)[1]		3,500,000	3,463,107
Bank of Montreal,
2.850%, 06/09/15 (a)		400,000	408,469
Series YCD, 0.193%, 12/08/14 (08/08/14)[1]		5,500,000	5,501,221
Bank of Nova Scotia,
1.250%, 04/11/17		10,100,000	10,113,484
1.270%, 02/10/15	CAD	9,000,000	8,198,349
1.950%, 01/30/17 (a)		200,000	204,556
Bankinter, S.A., 3.875%, 10/30/15	EUR	8,100,000	11,311,312
Barclays Bank PLC,
0.536%, 05/01/15 (09/02/14)[1]		15,300,000	15,299,434
7.625%, 11/21/22		2,900,000	3,278,813
7.750%, 04/10/23[2]		4,200,000	4,683,000
BB&T Corp., MTN, 1.091%, 06/15/18 (09/15/14)[1]		3,600,000	3,666,694
BBVA Bancomer SA,
4.500%, 03/10/16 (a)		500,000	525,500
6.500%, 03/10/21 (a)		900,000	1,017,000
The Bear Stearns Cos. LLC, 5.300%, 10/30/15		2,400,000	2,533,982
BPCE, S.A., 0.796%, 11/18/16 (08/18/14)[1]		7,300,000	7,320,623
CaixaBank, S.A., 3.250%, 10/05/15	EUR	700,000	967,074
CIT Group, Inc., 4.750%, 02/15/15 (a)		1,900,000	1,927,312

2

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 22.1% (continued)
Citigroup, Inc.,
5.000%, 09/15/14		$4,200,000	$4,221,361
6.010%, 01/15/15		9,200,000	9,426,992
6.125%, 08/25/36		3,200,000	3,693,094
MTN, 0.760%, 05/01/17 (11/03/14)[1]		7,500,000	7,513,215
MTN, 5.500%, 10/15/14		2,577,000	2,602,481
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
0.507%, 11/23/16 (08/23/14)[1]		5,800,000	5,802,250
0.565%, 04/28/17 (10/28/14)[1]		2,800,000	2,800,322
Credit Suisse,
GMTN, 0.719%, 05/26/17 (08/26/14)[1]		2,000,000	2,005,830
Series YCD, 0.462%, 03/17/15 (09/17/14)[1]		800,000	800,016
Eksportfinans ASA, 3.000%, 11/17/14		3,955,000	3,980,510
Ford Motor Credit Co. LLC,
1.013%, 01/17/17 (10/17/14)[1]		10,500,000	10,577,711
7.000%, 04/15/15		1,400,000	1,462,370
8.700%, 10/01/14		1,000,000	1,012,989
MTN, 0.675%, 11/08/16 (08/08/14)[1]		3,800,000	3,800,422
The Goldman Sachs Group, Inc.,
0.680%, 03/22/16 (09/22/14)[1,3]		5,500,000	5,502,546
0.734%, 01/12/15 (10/14/14)[1]		1,800,000	1,801,863
International Lease Finance Corp.,
4.875%, 04/01/15		700,000	713,563
5.750%, 05/15/16		300,000	314,438
6.750%, 09/01/16 (a)		800,000	878,000
JPMorgan Chase & Co.,
3.150%, 07/05/16		292,000	304,096
3.400%, 06/24/15		2,100,000	2,153,957
MTN, 0.784%, 04/25/18 (10/27/14)[1]		2,000,000	2,001,792
MTN, 1.875%, 03/20/15		5,800,000	5,852,165
JPMorgan Chase Bank, NA,
0.560%, 06/13/16 (09/15/14)[1]		1,300,000	1,296,106
0.859%, 05/31/17[2]	EUR	900,000	1,205,745
LBG Capital No. 1 PLC, 8.500%, 12/29/49 (a)[2,4]		400,000	440,479
LBG Capital No. 2 PLC, Series 21, 15.000%, 12/21/19	GBP	2,900,000	7,123,803
Metropolitan Life Global Funding I, 0.365%, 06/23/16 (09/23/14) (a)[1,5]		5,500,000	5,500,440
Morgan Stanley,
GMTN, 4.100%, 01/26/15		2,200,000	2,238,280
MTN, 6.000%, 04/28/15		1,100,000	1,141,698
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	2,109,175
Navient LLC, MTN, 6.250%, 01/25/16		300,000	317,628

3

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 22.1% (continued)
Principal Life Global Funding II, 1.200%, 05/19/17 (a)		$4,500,000	$4,479,835
Principal Life Income Funding Trusts, MTN, 5.550%, 04/27/15		2,300,000	2,387,510
Qatari Diar Finance “Q.S.C.”, 3.500%, 07/21/15		900,000	924,750
The Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[2,4]		2,600,000	2,996,500
Sberbank of Russia Via SB Capital, S.A., Series 4, 5.499%, 07/07/15		500,000	513,345
Standard Chartered PLC, 3.850%, 04/27/15 (a)		3,800,000	3,890,638
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000	2,987,563
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000	2,969,991
Sumitomo Mitsui Banking Corp., 0.609%, 05/02/17 (11/02/14)[1]		11,700,000	11,701,591
UBS AG, 7.625%, 08/17/22		2,000,000	2,381,574
US Bank NA, 0.352%, 04/22/16 (10/22/14)[1]		1,000,000	1,000,333
Wells Fargo & Co., Series K, 7.980%, 03/29/49[2,4]		1,600,000	1,822,400
Total Financials			258,696,889
Industrials - 8.2%
AbbVie, Inc., 0.997%, 11/06/15 (11/06/14)[1]		2,900,000	2,923,374
Affiliated Computer Services, Inc., 5.200%, 06/01/15		2,500,000	2,594,453
Apple, Inc.,
2.850%, 05/06/21		200,000	201,058
3.450%, 05/06/24		300,000	302,442
BellSouth Corp., 4.182%, 04/26/15 (a)[5]		10,700,000	10,912,299
BMW US Capital LLC, EMTN, 5.674%, 06/02/17 (09/02/14)[1,5]		10,600,000	10,573,299
ConAgra Foods, Inc., 0.603%, 07/21/16 (10/21/14)[1]		5,900,000	5,900,460
Corp. Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		1,200,000	1,448,994
Covidien International Finance SA, 1.350%, 05/29/15		5,000,000	5,035,755
Daimler Finance North America LLC, 1.300%, 07/31/15 (a)		5,800,000	5,841,632
Gazprom OAO Via Gaz Capital SA, 5.092%, 11/29/15 (a)		500,000	512,700
Hellenic Railways Organization, S.A.,
4.028%, 03/17/17	EUR	4,100,000	5,366,564
Series 3BR, 4.500%, 12/06/16	JPY	91,600,000	885,296
Hewlett-Packard Co., 2.350%, 03/15/15		1,300,000	1,314,479
Petrobras International Finance Co.,
3.875%, 01/27/16		3,300,000	3,403,587
5.875%, 03/01/18		2,300,000	2,494,327
Petroleos Mexicanos, 8.000%, 05/03/19		1,200,000	1,468,200
Ras Laffan Liquefied Natural Gas Co., Ltd., 5.298%, 09/30/20 (a)		598,680	653,310
Rohm & Haas Co., 6.000%, 09/15/17		316,000	357,316
Statoil A.S.A, 0.685%, 11/08/18 (08/08/14)[1]		6,800,000	6,850,082
TCM Sub LLC, 3.550%, 01/15/15 (a)[5]		11,600,000	11,745,035
Time Warner, Inc.,
3.150%, 07/15/15		4,400,000	4,509,859
5.875%, 11/15/16		1,200,000	1,328,000

4

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 8.2% (continued)
UAL 2009-1 Pass Through Trust, 10.400%, 11/01/16		$196,755	$221,841
Verizon Communications, Inc.,
1.981%, 09/14/18 (09/14/14)[1]		500,000	526,210
2.500%, 09/15/16		700,000	722,871
3.650%, 09/14/18		1,800,000	1,920,841
Volkswagen International Finance NV, 1.625%, 03/22/15 (a)		6,200,000	6,251,770
Total Industrials			96,266,054
Utilities - 0.8%
Constellation Energy Group, Inc., 4.550%, 06/15/15		5,600,000	5,785,730
Entergy Corp., 3.625%, 09/15/15		2,200,000	2,262,071
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000	830,375
Total Utilities			8,878,176
Total Corporate Bonds and Notes (cost $358,067,426)			363,841,119
Foreign Government and Agency Obligations - 17.4%
Autonomous Community of Valencia Spain Notes, EMTN, 4.375%, 07/16/15	EUR	400,000	553,201
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 3.375%, 09/26/16 (a)		400,000	413,800
Notes, 4.125%, 09/15/17 (a)	EUR	400,000	568,024
Brazil Letras do Tesouro Nacional,
Notes, 10.870%, 01/01/15[6]	BRL	30,000,000	12,647,775
Notes, 10.920%, 04/01/15[6]	BRL	6,000,000	2,466,565
Notes, 11.175%, 10/01/15[6]	BRL	13,000,000	5,061,717
Notes, 11.600%, 01/01/17[6]	BRL	3,000,000	1,015,332
Italy Buoni Poliennali Del Tesoro,
Bonds, 3.750%, 08/01/15	EUR	6,100,000	8,438,976
Bonds, 3.750%, 08/01/16	EUR	3,500,000	4,984,627
Notes, 1.150%, 05/15/17	EUR	6,300,000	8,528,089
Notes, 2.250%, 05/15/16	EUR	6,600,000	9,121,389
Notes, 3.000%, 06/15/15	EUR	600,000	822,399
Notes, 3.000%, 11/01/15	EUR	27,100,000	37,459,146
Notes, 3.750%, 04/15/16	EUR	4,900,000	6,928,199
Notes, 4.500%, 07/15/15	EUR	9,800,000	13,636,697
Notes, 4.750%, 09/15/16	EUR	3,300,000	4,805,592
Notes, 4.750%, 06/01/17	EUR	2,500,000	3,719,148

5

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 17.4% (continued)
Italy Certificati di Credito del Tesoro,
Notes, 0.332%, 06/30/15[6]	EUR	3,700,000	$4,942,290
Notes, 0.446%, 12/31/15[6]	EUR	2,000,000	2,661,604
Notes, 0.529%, 04/29/16[6]	EUR	6,900,000	9,156,239
The Korea Development Bank Notes, 4.375%, 08/10/15		3,500,000	3,633,462
Korea Finance Corp. Notes, 3.250%, 09/20/16		800,000	834,958
Korea Housing Finance Corp. Notes, 4.125%, 12/15/15 (a)		500,000	521,270
Mexican Bonos, Series MI10, 9.500%, 12/18/14	MXN	90,000,000	6,978,989
Ontario Bonds, Province of,
3.150%, 06/02/22	CAD	600,000	567,572
4.000%, 06/02/21	CAD	2,200,000	2,207,264
4.200%, 06/02/20	CAD	1,900,000	1,925,441
4.400%, 06/02/19	CAD	1,000,000	1,016,664
MTN, 5.500%, 06/02/18	CAD	400,000	417,228
Ontario Notes, Province of,
1.000%, 07/22/16		100,000	100,612
1.650%, 09/27/19		1,100,000	1,076,017
3.000%, 07/16/18		400,000	420,323
Quebec Bonds, Province of,
3.500%, 07/29/20[3]		500,000	532,366
3.500%, 12/01/22	CAD	900,000	866,958
4.250%, 12/01/21	CAD	2,600,000	2,640,299
Spain Government,
Bonds, 3.150%, 01/31/16	EUR	1,300,000	1,815,486
Bonds, 5.500%, 07/30/17	EUR	2,800,000	4,280,843
Notes, 2.100%, 04/30/17	EUR	1,700,000	2,368,238
Notes, 3.250%, 04/30/16	EUR	1,400,000	1,969,949
Notes, 3.300%, 07/30/16	EUR	4,500,000	6,373,833
Notes, 3.750%, 10/31/15	EUR	7,900,000	11,036,146
Notes, 4.000%, 07/30/15	EUR	8,900,000	12,352,611
Notes, 4.250%, 10/31/16	EUR	600,000	870,884
Total Foreign Government and Agency Obligations (cost $205,775,917)			202,738,222
Mortgage-Backed Securities - 4.0%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.327%, 02/25/45 (09/25/14)[1]		398,150	402,429
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B, 1.728%, 05/16/47 (08/18/14) (a)[1]	EUR	1,291,208	1,747,508
Bank of America Funding Corp., Series 2005-D, Class A1, 2.627%, 05/25/35 (09/25/14)[1]		419,189	431,693

6

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Mortgage-Backed Securities - 4.0% (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2000-2, Class A1, 2.745%, 11/25/30 (09/25/14)[1]		$10,052	$10,247
Series 2002-11, Class 1A1, 2.344%, 02/25/33 (09/25/14)[1]		8,628	8,351
Series 2003-1, Class 6A1, 2.504%, 04/25/33 (09/25/14)[1]		194,066	198,179
Series 2005-2, Class A1, 2.580%, 03/25/35 (09/25/14)[1]		4,980,180	5,067,241
Series 2005-2, Class A2, 2.528%, 03/25/35 (09/25/14)[1]		2,425,237	2,461,472
Series 2005-5, Class A2, 2.266%, 08/25/35 (09/25/14)[1]		4,633,491	4,714,700
Series 2005-12, Class 13A1, 5.390%, 02/25/36 (09/25/14)[1]		155,039	146,960
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1, 2.537%, 05/25/35 (09/25/14)[1]		1,096,856	1,076,665
Series 2005-7, Class 22A1, 2.696%, 09/25/35 (09/25/14)[1]		542,697	476,518
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,110,547
CIFC Funding, Ltd., Series 2012-1AR, Class A1R, 1.382%, 08/14/24 (11/14/14) (a)[1,5]		4,800,000	4,800,000
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A1, 2.200%, 09/25/35 (09/25/14)[1]		3,498,679	3,530,237
Series 2005-11, Class A2A, 2.516%, 10/25/35 (09/25/14)[1]		216,475	214,602
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A, 0.335%, 05/25/47 (08/25/14)[1]		1,024,575	895,495
Countrywide Home Loans Mortgage Pass Through Trust, Series 2005-HYB9, Class 3A2A, 2.417%, 02/20/36 (09/20/14)[1]		253,338	235,155
CSMC, Series 2010-18R, Class 4A4, 2.348%, 04/26/38 (a)[2]		1,200,000	1,170,619
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.072%, 11/25/35 (09/25/14)[1]		555,045	552,488
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.369%, 01/25/36 (09/25/14)[1]		1,332,383	1,121,965
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,267,966
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 2.813%, 02/25/35 (09/25/14)[1]		182,204	181,165
Merrill Lynch Mortgage Investors Trust,
Series MLCC 2005-3, Class 4A, 0.405%, 11/25/35 (08/25/14)[1]		108,491	103,632
Series MLMI 2005-A10, Class A, 0.365%, 02/25/36 (08/25/14)[1]		635,653	588,009
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, 0.435%, 12/25/35 (08/25/14)[1]		2,003,670	1,813,850
Prime Mortgage Trust,
Series 2004-CL1, Class 1A2, 0.555%, 02/25/34 (08/25/14)[1]		85,616	80,990
Series 2004-CL1, Class 2A2, 0.555%, 02/25/19 (08/25/14)[1]		1,097	1,080
Silenus European Loan Conduit No. 25, Ltd., Series 25X, Class A, 0.485%, 05/15/19 (08/18/14)[1]	EUR	33,275	43,889
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1, 0.816%, 09/19/32 (08/19/14)[1]		194,826	191,503
Series 2005-AR5, Class A2, 0.406%, 07/19/35 (08/19/14)[1]		663,642	635,718
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1, 2.218%, 01/25/32 (09/25/14)[1]		10,655	10,425
Series 2006-11, Class A1, 2.607%, 10/28/35 (09/28/14) (a)[1]		291,003	276,871
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.232%, 06/15/20 (08/15/14) (a)[1]		499,203	496,251

7

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Mortgage-Backed Securities - 4.0% (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A, 1.318%, 11/25/42 (09/25/14)[1]	$100,055	$98,790
Series 2005-AR13, Class A1A1, 0.445%, 10/25/45 (08/25/14)[1]	225,003	214,107
Series 2007-OA6, Class 1A, 0.928%, 07/25/47 (09/25/14)[1]	6,605,432	5,813,798
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR1, Class 2A2, 1.770%, 02/25/31 (09/25/14)[1]	1,517	1,528
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.613%, 03/25/36[2]	1,046,150	1,050,001
Total Mortgage-Backed Securities (cost $45,356,486)		46,242,644
Municipal Bonds - 3.7%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 02/15/50	1,000,000	1,533,620
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49	1,000,000	1,219,140
California State General Obligation, Build America Bonds, 7.500%, 04/01/34	1,300,000	1,853,566
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,300,000	1,933,022
California State General Obligation, Build America Bonds, 7.600%, 11/01/40	1,000,000	1,502,330
California State General Obligation, Build America Bonds, 7.950%, 03/01/36	1,100,000	1,341,703
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	562,020
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	872,613
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,146,560
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	111,800
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,987,968
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	2,112,216
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	1,109,360
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	905,712
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.488%, 08/01/33	200,000	260,958
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000	404,070
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	5,387,160
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,194,870
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	1,124,280
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Bond America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	6,291,400
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 5.882%, 06/15/44	700,000	896,630
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Bond America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,237,720
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center Project, 5.750%, 11/15/51	1,000,000	1,114,160

8

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 3.7% (continued)
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	$900,000	$990,351
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,365,060
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,286,145
Truckee Meadows Water Authority Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[7]	200,000	206,656
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000	2,778,600
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000	383,049
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000	241,946
Total Municipal Bonds (cost $34,280,800)		43,354,685

	Shares
Municipal Closed-End Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500	343,500
DWS Municipal Income Trust	55,000	727,100
Invesco Advantage Municipal Income Trust II	61,796	687,789
Invesco Trust for Investment Grade Municipals	55,000	702,900
MFS Municipal Income Trust	53,800	347,010
Nuveen Performance Plus Municipal Fund	55,000	784,850
Nuveen Premium Income Municipal Fund II	55,000	744,700
Nuveen Premium Income Municipal Fund IV	55,000	702,900
Nuveen Quality Income Municipal Fund	55,000	756,800
Total Municipal Closed-End Bond Funds (cost $6,147,228)		5,797,549

	Principal Amount†
U.S. Government and Agency Obligations - 35.6%
Federal Home Loan Mortgage Corporation - 6.2%
FHLMC,
0.875%, 03/07/18	$600,000	590,131
1.000%, 03/08/17 to 09/29/17[3,8,9]	26,000,000	25,951,681
1.250%, 08/01/19 to 10/02/19[3]	5,600,000	5,421,024
2.533%, 07/01/30 (10/15/14)[1]	1,657	1,725
2.560%, 11/01/34 (10/15/14)[1]	953,411	1,022,811
3.750%, 03/27/19	1,000,000	1,089,940
5.133%, 08/01/35 (10/15/14)[1]	37,148	38,969
5.500%, 08/23/17	100,000	113,186
FHLMC Gold Pool,
4.000%, 09/01/40	3,152,584	3,313,295
4.000%, TBA 30yr10	13,000,000	13,648,781
4.500%, 06/01/23	31,054	33,411
4.500%, TBA 30yr10	3,000,000	3,227,180
5.500%, 11/01/26 to 05/01/40	7,564,605	8,369,835

9

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Federal Home Loan Mortgage Corporation - 6.2% (continued)
FHLMC Gold Pool,
6.000%, 02/01/16 to 11/01/37	$4,547,473	$5,094,901
6.500%, 01/01/26	14,210	16,025
FHLMC REMICS,
0.302%, 07/15/19 to 08/15/19 (08/15/14)[1]	1,104,347	1,104,823
0.452%, 05/15/36 (08/15/14)[1]	674,830	675,295
0.652%, 09/15/30 (08/15/14)[1]	19,544	19,776
6.500%, 08/15/31	2,365,681	2,652,773
7.000%, 11/15/20	9,972	10,649
7.500%, 08/15/30	138,991	160,501
FHLMC Structured Pass Through Securities, 1.315%, 02/25/45 (09/25/14)[1]	104,994	106,490
Total Federal Home Loan Mortgage Corporation		72,663,202
Federal National Mortgage Association - 21.6%
FNMA,
0.875%, 08/28/17 to 05/21/18[3]	8,700,000	8,615,728
1.250%, 01/30/17	1,400,000	1,412,813
1.323%, 07/01/44 (09/25/14)[1]	118,782	121,384
1.875%, 09/18/18	300,000	302,746
2.290%, 09/01/35 (09/25/14)[1]	598,893	632,849
2.310%, 08/01/22	1,800,000	1,758,430
2.340%, 06/01/35 (09/25/14)[1]	1,480,918	1,586,123
2.870%, 09/01/27	1,100,000	1,053,518
3.000%, 05/01/29 to 06/01/29	12,913,232	13,331,588
3.000%, TBA 15yr10	5,000,000	5,156,250
3.275%, 05/01/36 (09/25/14)[1]	659,216	692,043
3.330%, 11/01/21	95,434	99,826
3.500%, TBA 15yr10	7,000,000	7,364,383
3.783%, 05/01/36 (09/25/14)[1]	306,148	321,160
4.000%, 07/01/18 to 10/01/31	21,034,528	22,395,231
4.000%, TBA 30yr10	2,000,000	2,097,445
4.500%, 06/01/18 to 05/01/42	16,487,880	17,735,490
4.500%, TBA 15yr10	1,000,000	1,056,915
4.500%, TBA 30yr10	12,000,000	12,899,109
5.000%, 05/11/17 to 03/01/41[8,9]	12,535,754	13,858,438
5.000%, TBA 30yr10	65,000,000	71,626,715
5.122%, 05/01/35 (09/25/14)[1]	61,268	65,485
5.375%, 06/12/17[3,8,9]	1,300,000	1,461,928
5.500%, 11/01/17 to 07/01/41	30,412,251	33,753,341
5.500%, TBA 30yr10	2,000,000	2,217,313
6.000%, 05/01/16 to 05/01/41	18,230,107	20,481,994
6.000%, TBA 30yr10	6,000,000	6,745,504

10

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Federal National Mortgage Association - 21.6% (continued)
FNMA,
6.500%, 11/01/35	$52,139	$58,853
FNMA REMICS,
0.215%, 12/25/36 (08/25/14)[1]	208,939	203,871
0.465%, 04/25/37 (08/25/14)[1]	394,786	394,179
0.605%, 09/25/35 (08/25/14)[1]	967,950	970,290
2.258%, 05/25/35 (09/25/14)[1]	120,331	123,326
5.000%, 04/25/33	800,275	870,319
7.200%, 05/25/23	314,723	352,310
FNMA Whole Loan, 5.902%, 12/25/42[2]	192,214	215,871
Total Federal National Mortgage Association		252,032,768
Government National Mortgage Association - 0.8%
GNMA,
1.625%, 03/20/24 to 11/20/29 (09/20/14)[1]	238,233	245,390
2.000%, 04/20/21 (09/20/14)[1]	4,225	4,387
5.000%, 07/15/34 to 12/15/41	6,707,393	7,352,593
6.500%, 06/20/28	368,157	408,744
6.750%, 10/16/40[2]	839,770	934,461
Total Government National Mortgage Association		8,945,575
U.S. Government Obligations - 7.0%
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	147,088	206,894
U.S. Treasury Inflation Indexed Notes,
0.125%, 01/15/22 to 07/15/22	5,484,562	5,499,529
0.625%, 07/15/21	7,177,604	7,516,301
1.125%, 01/15/21[9]	12,071,583	12,989,687
1.250%, 07/15/20[9]	545,430	593,517
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	15,965,439	19,295,733
U.S. Treasury Inflation Protected Securities,
1.750%, 01/15/28	681,348	786,691
2.000%, 01/15/26	8,989,725	10,581,185
2.375%, 01/15/27	13,802,256	16,942,269
2.500%, 01/15/29	3,767,404	4,768,855
3.875%, 04/15/29	1,736,568	2,543,734
Total U.S. Government Obligations		81,724,395
Total U.S. Government and Agency Obligations (cost $410,119,052)		415,365,940
Short-Term Investments - 19.1%
Certificates of Deposit - 0.1%
Itau Unibanco SA, 0.000%, 10/31/14[6]	1,100,000	1,097,097
Commercial Paper - 5.8%
Entergy Corp., 0.000%, 08/06/14[6]	1,200,000	1,199,924
Entergy Corp., 0.000%, 09/18/14[6]	10,600,000	10,593,724

11

AMG Managers Total Return Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Commercial Paper - 5.8% (continued)
Ford Motor Credit Co. LLC, 0.000%, 03/02/15[6]	$600,000	$597,739
Glencore Funding LLC, 0.000%, 09/02/14[6]	3,400,000	3,399,183
Glencore Funding LLC, 0.000%, 09/15/14[6]	6,600,000	6,597,714
Holcim US, Inc., 0.000%, 09/12/14[6]	6,600,000	6,598,053
Kansas City Southern Railway Company, 0.000%, 08/01/14[6]	5,800,000	5,799,944
Nisource Finance Corp., 0.000%, 08/25/14[6]	11,700,000	11,691,933
Thermo Fisher Scientific Inc., 0.000%, 09/22/14[6]	2,900,000	2,898,117
Thermo Fisher Scientific, Inc., 0.000%, 10/14/14[6]	8,700,000	8,691,663
WPP LLC, 0.000%, 12/10/14[6]	9,400,000	9,388,212
Total Commercial Paper		67,456,206
Repurchase Agreements - 13.2%
BNP Paribas Securities Corp., dated 07/31/14, due 08/01/14, 0.110%, total to be received $41,200,126 (collateralized by $42,263,782 U.S. Treasury Bonds, 7.880%, 02/15/21)	41,200,000	41,200,000
BNP Paribas Securities Corp., dated 07/31/14, due 08/04/14, 0.100%, total to be received $13,500,150 (collateralized by $13,855,949 U.S. Treasury Bonds, 2.880%, 05/15/43)	13,500,000	13,500,000
Cantor Fitzgerald Securities, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $5,233,835 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/14 -06/20/64 totaling $5,338,496)[11]	5,233,820	5,233,820
Citigroup Global Markets, Inc., dated 07/31/14, due 08/01/14, 0.110%, total to be received $33,300,102 (collateralized by $33,972,649 U.S. Treasury Notes, 0.250%, 01/31/15)	33,300,000	33,300,000
Citigroup Global Markets, Inc., dated 07/31/14, due 08/04/14, 0.100%, total to be received $11,100,123 (collateralized by $11,334,184 U.S. Treasury Notes, 0.880%, 07/31/19)	11,100,000	11,100,000
Daiwa Capital Markets America, dated 07/31/14, due 08/01/14, 0.120%, total to be received $5,233,837 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/15/14 -03/01/48 totaling $5,338,496)[11]	5,233,820	5,233,820
HSBC Securities USA, Inc., dated 07/31/14, due 08/01/14, 0.070%, total to be received $5,233,830 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.125%, 08/07/14 -02/15/21 totaling $5,338,512)[11]	5,233,820	5,233,820
J.P. Morgan Securities LLC, dated 07/31/14, due 08/04/14, 0.110%, total to be received $33,600,411 (collateralized by $34,373,745 U.S. Treasury Notes, 0.750%, 02/28/18)	33,600,000	33,600,000
JP Morgan Securities LLC, dated 07/31/14, due 08/01/14, 0.060%, total to be received $1,101,818 (collateralized by various U.S. Government Agency Obligations, 0.625% - 3.875%, 01/15/25 -02/15/43 totaling $1,123,876)[11]	1,101,816	1,101,816
Nomura Securities International, Inc., dated 07/31/14, due 08/01/14, 0.100%, total to be received $5,233,835 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.125%, 10/30/14 -03/20/63 totaling $5,338,496)[11]	5,233,820	5,233,820
Total Repurchase Agreements		154,737,096

	Shares
Other Investment Companies - 0.0%[12]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.060%	278,249	278,249
Total Short-Term Investments (cost $223,556,074)		223,568,648
Total Investments - 118.6% (cost $1,366,242,595)		1,384,964,380
Other Assets, less Liabilities - (18.6)%		(216,917,882)
Net Assets - 100.0%		$1,168,046,498

12

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,366,494,011 for federal income tax purposes at July 31, 2014, the aggregate gross unrealized appreciation and depreciation were $24,889,640 and $6,419,271, respectively, resulting in net unrealized appreciation of investments of $18,470,369.

†	Principal amount stated in U.S. dollars unless otherwise stated.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2014, the value of these securities amounted to $96,463,963, or 8.3% of net assets.
[1]	Floating Rate Security: The rate listed is as of July 31, 2014. Date in parentheses represents the security’s next coupon rate reset.
[2]	Variable Rate Security: The rate listed is as of July 31, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]	Some or all of these securities, amounting to a market value of $21,592,242, or 1.8% of net assets, were out on loan to various brokers.
[4]	Perpetuity Bond: The date shown is the final call date.
[5]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. Illiquid securities market value at July 31, 2014, amounted to $43,531,073, or 3.7% of net assets.
[6]	Represents yield to maturity at July 31, 2014.
[7]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $206,656, or 0.02% of net assets.
[8]	Some or all of this security is held with brokers as collateral for futures contracts, amounting to a market value of $6,970,031, or 0.6% of net assets.
[9]	Some or all of this security is held with brokers as collateral for swap contracts, amounting to a market value of $3,984,884, or 0.3% of net assets.
[10]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[11]	Collateral received from brokers for securities lending was invested in these short-term investments.
[12]	Yield shown represents the July 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Corp.
GMTN:	Global Medium-Term Note
GNMA:	Government National Mortgage Association
MTN:	Medium-Term Note
NATL-RE:	National Public Finance Guarantee Corp.
REMICS:	Real Estate Mortgage Investment Conduits
TBA	To Be Announced
YCD:	Yankee Certificate of Deposit

Currency abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen
MXN:	Mexican Peso

13

Notes to Schedule of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of July 31, 2014:

14

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	$78,161,572	—	$78,161,572
Bank Loan Obligations	—	5,894,001	—	5,894,001
Corporate Bonds and Notes†	—	363,841,119	—	363,841,119
Foreign Government and Agency Obligations	—	202,738,222	—	202,738,222
Mortgage-Backed Securities	—	46,242,644	—	46,242,644
Municipal Bonds	—	43,354,685	—	43,354,685
Municipal Closed-End Bond Funds	$5,797,549	—	—	5,797,549
U.S. Government and Agency Obligations†	—	415,365,940	—	415,365,940
Short-Term Investments
Certificates of Deposit	—	1,097,097	—	1,097,097
Commercial Paper	—	67,456,206	—	67,456,206
Repurchase Agreements	—	154,737,096	—	154,737,096
Other Investment Companies	278,249	—	—	278,249

Total Investments in Securities	$6,075,798	$1,378,888,582	—	$1,384,964,380

TBA Sale Commitments	—	$(4,434,626)	—	$(4,434,626)

Financial Derivative Instruments-Assets††
Credit Contracts	—	$1,119,995	—	$1,119,995
Foreign Exchange Contracts	—	4,529,495	—	4,529,495
Interest Rate Contracts	$236,652	3,246,428	—	3,483,080

	236,652	8,895,918	—	9,132,570

Financial Derivative Instruments-Liabilities††
Credit Contracts	—	(44,318)	—	(44,318)
Foreign Exchange Contracts	—	(429,346)	—	(429,346)
Interest Rate Contracts	(2,731,245)	(2,018,287)	—	(4,749,532)

	(2,731,245)	(2,491,951)	—	(5,223,196)

Total Financial Derivative Instruments	$(2,494,593)	$6,403,967	—	$3,909,374

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, options, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments. Futures, forwards and swap contracts are valued at the unrealized appreciation/depreciation of the instrument and options are shown at value.

As of July 31, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

15

Notes to Schedule of Portfolio Investments (continued)

Securities Transacted on a When Issued Basis

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

At July 31, 2014, the Fund had TBA sale commitments outstanding:

	Principal	Settlement		Current
Security	Amount	Date	Proceeds	Liability
FNMA, 5.500%, TBA 30yr	$4,000,000	8/12/14	$4,433,594	$(4,434,626)

Futures Contracts

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At July 31, 2014, the Fund had futures contracts as follows:

	Number of			Unrealized
Type	Contracts	Position	Expiration Date	Gain/(Loss)
90-Day Eurodollar	5,130	Long	09/14/15 to 06/19/17	$(1,551,736)
U.S. Treasury 5-Year Note	1,148	Long	10/03/14	(762,389)
U.S. Treasury 10-Year Bond	2,227	Long	09/30/14	(417,120)
U.S. Treasury Long Bond	284	Long	09/30/14	236,652

			Total	$(2,494,593)

16

Notes to Schedule of Portfolio Investments (continued)

Interest Rate Caps and Floors, Swap Contracts and Options

The Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, equity, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps ordinarily do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium to the counterparty in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”).

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

At July 31, 2014, the Fund had swap contracts as follows:

Centrally Cleared Interest Rate Swaps

Pay/Receive		Fixed				Notional	Net Premiums	Unrealized
Floating Rate	Floating Rate Index	Rate	Counterparty	Maturity	Currency	Amount	Paid/(Received)	Gain/(Loss)
Pay	28-Day MXN TIIE	6.81%	CITI	06/19/34	MXN	10,000,000	$7,135	$(15,430)
Pay	28-Day MXN TIIE	6.81%	JPM	06/19/34	MXN	210,000,000	173,790	(347,990)
Pay	28-Day MXN TIIE	6.81%	SGCB	06/19/34	MXN	30,000,000	19,801	(44,687)
Pay	28-Day MXN TIIE	7.02%	GS	06/08/34	MXN	27,400,000	36,851	(4,303)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	GS	10/15/17	USD	48,200,000	(53,246)	(533,328)
Receive	1-Year-OIS-USD-FEDERAL FUNDS RATE	1.00%	MS	10/15/17	USD	48,200,000	(60,375)	(526,199)
Receive	3 Month USD LIBOR Rate	2.75%	BRC	06/19/43	USD	7,800,000	585,000	246,947

17

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive		Fixed				Notional	Net Premiums	Unrealized
Floating Rate	Floating Rate Index	Rate	Counterparty	Maturity	Currency	Amount	Paid/(Received)	Gain/(Loss)
Receive	3 Month USD LIBOR Rate	2.75%	GS	06/19/43	USD	20,600,000	$1,551,180	$646,014
Receive	3 Month USD LIBOR Rate	2.75%	JPM	06/19/43	USD	8,200,000	564,561	310,050
Receive	3 Month USD LIBOR Rate	2.75%	MS	06/19/43	USD	12,600,000	931,392	412,523
Receive	3 Month USD LIBOR Rate	3.00%	GS	09/21/17	USD	23,100,000	235,965	(72,011)
Receive	3 Month USD LIBOR Rate	3.00%	MS	09/21/17	USD	83,500,000	138,443	454,207
Receive	3 Month USD LIBOR Rate	3.50%	GS	12/18/43	USD	3,400,000	127,770	(264,070)
Receive	6 Month USD LIBOR RATE	1.75%	GS	06/15/17	USD	51,500,000	1,380	(148,181)
Receive	6 Month USD LIBOR RATE	4.00%	GS	06/19/24	USD	5,500,000	90,640	(1,457)

						Totals	$4,350,287	$112,085

Interest Rate Swaps

Pay/Receive		Fixed				Notional	Net Premiums	Unrealized
Floating Rate	Floating Rate Index	Rate	Counterparty	Maturity	Currency	Amount	Paid/(Received)	Gain/(Loss)
Pay	1-Year BRL-CDI	9.10%	GS	01/02/17	BRL	900,000	—	$(17,394)
Pay	1-Year BRL-CDI	10.63%	DUB	01/02/17	BRL	1,000,000	$185	(3,619)
Pay	28-Day MXN TIIE	5.50%	BRC	09/13/17	MXN	33,000,000	(12,728)	94,024
Pay	28-Day MXN TIIE	5.50%	MS	09/13/17	MXN	11,000,000	(3,892)	30,898
Pay	28-Day MXN TIIE	5.50%	MS	09/02/22	MXN	100,000	(125)	(86)
Pay	28-Day MXN TIIE	5.60%	BRC	09/06/16	MXN	61,600,000	11,801	143,493
Pay	28-Day MXN TIIE	5.70%	DUB	01/18/19	MXN	22,000,000	(8,229)	57,907
Pay	28-Day MXN TIIE	5.70%	GS	01/18/19	MXN	5,000,000	(1,305)	12,533
Pay	28-Day MXN TIIE	5.70%	JPM	01/18/19	MXN	5,000,000	(1,531)	12,784
Pay	28-Day MXN TIIE	6.00%	JPM	06/05/23	MXN	11,000,000	(24,094)	23,138
Pay	28-Day MXN TIIE	6.35%	MS	06/02/21	MXN	4,000,000	668	10,625
Pay	28-Day MXN TIIE	6.81%	DUB	06/19/34	MXN	50,000,000	5,143	(25,415)
Pay	28-Day MXN TIIE	7.02%	DUB	06/18/34	MXN	78,000,000	107,875	611

						Totals	$73,768	$339,499

18

Notes to Schedule of Portfolio Investments (continued)

Centrally Cleared Credit Default Swaps-Sell Protection †

	Fixed					Notional	Net Premiums	Unrealized
Reference Entity	Rate	Counterparty	Maturity	Rating	Currency	Amount	Paid/(Received)	Gain/(Loss)
Markit CDX.NA.HY.22 5-Year Index	5.00%	CS	06/20/19	B	USD	3,267,000	$229,711	$(11,544)
Markit CDX.NA.IG.22 5-Year Index	1.00%	BOA	06/20/19	BAA+	USD	300,000	4,291	725
Markit CDX.NA.IG.22 5-Year Index	1.00%	JPM	06/20/19	BAA+	USD	12,100,000	180,752	21,548

						Total	$414,754	$10,729

Credit Default Swaps-Sell Protection †

	Fixed					Notional	Net Premiums	Unrealized
Reference Entity	Rate	Counterparty	Maturity	Rating	Currency	Amount	Paid/(Received)	Gain/(Loss)
ABX.HE	0.11%	BRC	05/25/46	BA-	USD	4,833,394	$(982,110)	$(5,458)
Berkshire Hathaway Inc.	1.00%	DUB	09/20/16	AA	USD	400,000	4,404	1,040
Brazil Federative Republic Bond	1.00%	CITI	06/20/16	BAA	USD	4,300,000	(4,931)	32,670
Brazil Federative Republic Bond	1.00%	DUB	06/20/16	BAA	USD	1,400,000	(1,747)	10,834
Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BAA	USD	1,400,000	(3,538)	14,922
Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BAA	USD	1,000,000	(2,142)	10,020
Brazil Federative Republic Bond	1.95%	MS	08/20/16	BAA	USD	3,500,000	—	88,810
China Government	1.00%	MS	06/20/16	AA-	USD	1,800,000	(22,093)	56,094
China Government	1.00%	RBS	06/20/15	AA-	USD	1,900,000	5,497	4,463
Colombia Government	1.00%	GS	03/20/19	BAA	USD	2,500,000	(20,854)	40,720
Export-Import Bank of A.S.	1.00%	DUB	06/20/17	AA-	USD	300,000	(7,286)	11,932
General Electric Capital Corp.	1.00%	BRC	09/20/16	AA+	USD	900,000	7,023	3,725
General Electric Capital Corp.	1.00%	DUB	09/20/15	AA+	USD	1,000,000	6,937	(2,854)
General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	(5,038)	10,838
General Electric Capital Corp.	1.00%	MS	06/20/16	AA+	USD	700,000	(982)	10,588
Greek Government	1.00%	MS	06/20/15	B-	EUR	3,900,000	(147,949)	76,930
Italian Government	1.00%	BRC	06/20/17	BAA	USD	1,000,000	3,386	3,554
Italian Government	1.00%	BRC	06/20/19	BAA	USD	400,000	(2,554)	2,957
Italian Government	1.00%	BRC	06/20/19	BAA	USD	400,000	(2,373)	2,765
Italian Government	1.00%	CITI	06/20/17	BAA	USD	1,400,000	7,767	2,051
Italian Government	1.00%	DUB	06/20/19	BAA	USD	300,000	(2,057)	2,358

19

Notes to Schedule of Portfolio Investments (continued)

	Fixed					Notional	Net Premiums	Unrealized
Reference Entity	Rate	Counterparty	Maturity	Rating	Currency	Amount	Paid/(Received)	Gain/(Loss)
Italian Government	1.00%	GS	06/20/17	BAA	USD	1,100,000	$5,934	$1,795
Italian Government	1.00%	HSBC	06/20/19	BAA	USD	300,000	(2,057)	2,358
JPMorgan Chase & Co.	1.00%	DUB	09/20/16	A	USD	900,000	8,175	2,475
Mexico Government	1.00%	BRC	03/20/15	A-	USD	600,000	(1,668)	6,683
Mexico Government	1.00%	CITI	06/20/16	A-	USD	9,800,000	(963)	121,264
Mexico Government	1.00%	DUB	03/20/15	A-	USD	1,100,000	(3,120)	12,357
Mexico Government	1.00%	DUB	03/20/16	A-	USD	2,300,000	(5,439)	33,289
Mexico Government	1.00%	GS	06/20/16	A-	USD	8,400,000	(113,212)	260,857
Mexico Government	1.00%	HSBC	09/20/16	A-	USD	100,000	385	831
Mexico Government	1.00%	HSBC	12/20/16	A-	USD	100,000	752	429
Mexico Government	1.00%	JPM	09/20/16	A-	USD	200,000	791	1,620
Mexico Government	1.00%	MS	09/20/16	A-	USD	600,000	(1,157)	9,633
Mexico Government	1.00%	MS	03/20/19	A-	USD	10,000,000	48,778	48,769
Mexico Government	1.00%	UBS	09/20/15	A-	USD	1,000,000	(3,203)	13,931
Republic of Indonesia	1.00%	MS	09/20/16	BAA-	USD	2,700,000	(88,582)	148,265
Republic of Indonesia	1.00%	UBS	09/20/16	BAA-	USD	300,000	(1,971)	5,851
Russian Government	1.00%	BRC	09/20/19	BAA+	USD	4,000,000	(234,958)	(24,462)
U.S. Treasury Notes	0.25%	UBS	09/20/15	AAA	EUR	5,000,000	(14,027)	40,044

						Total	$(1,576,182)	$1,064,948

†	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery of the referenced obligation.

At July 31, 2014, the Fund had written put and call options, swaptions and inflation floors as follows:

Interest Rate Swaptions

Pay/Receive				Exercise		Notional		Unrealized
Floating Rate	Description	Counterparty	Floating Rate Index	Rate	Expiration Date	Amount	Premium	Gain/(Loss)
Receive	5-Year Interest Rate Swap (Call)	JPM	3-Month USD-LIBOR	1.56%	09/02/14	$12,700,000	$22,860	$22,635
Receive	5-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	1.86%	09/02/14	12,700,000	186,690	113,414
Receive	10-Year Interest Rate Swap (Call)	MS	3-Month USD-LIBOR	2.55%	09/04/24	3,500,000	14,350	10,477
Receive	10-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	2.55%	09/04/24	3,500,000	14,087	10,214

20

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Receive	10-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	2.60%	09/02/14	$21,000,000	$105,000	$63,928
Receive	10-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.03%	09/02/14	28,000,000	487,725	475,170
Receive	10-Year Interest Rate Swap (Call)	GS	Euribor 6 Month	1.20%	01/20/15	10,800,000	58,426	13,114
Receive	10-Year Interest Rate Swap (Put)	GS	Euribor 6 Month	1.60%	01/20/15	10,800,000	113,930	(14,117)

						Totals	$1,003,068	$694,835

Inflation Floor Options

			Expiration	Notional		Unrealized
Description	Counterparty	Strike Index	Date	Amount	Premium	Gain
Inflation Floor - OTC CPURNSA Index	DUB	216	03/10/20	$(11,400,000)	$85,500	$81,722

Transactions in written put and call options and swaptions for the period ended July 31, 2014, were as follows:

	Number of Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2013	137	$295,500,000	$1,236,108
Options and swaptions written	66	311,000,000	2,014,779
Options and swaptions exercised/expired/closed	(203)	(492,100,000)	(2,162,319)

Options and swaptions outstanding at July 31, 2014	—	$114,400,000	$1,088,568

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2014, the Fund had forward foreign currency contracts (in U.S. Dollars) as follows:

				Receivable		Unrealized
	Position	Settlement Date	Counterparty	Amount	Payable Amount	Gain/(Loss)
Brazilian Real	Long	08/04/14	BRC	$1,769,875	$1,773,088	$(3,213)
Brazilian Real	Long	08/04/14	GS	1,769,875	1,798,792	(28,917)
Brazilian Real	Long	08/04/14	JPM	6,702,070	6,714,238	(12,168)
Brazilian Real	Long	08/04/14	UBS	6,702,069	6,790,615	(88,546)
Canadian Dollar	Long	09/18/14	JPM	1,018,652	1,038,238	(19,586)
Euro	Long	08/21/14	CITI	1,175,760	1,175,931	(171)
Euro	Long	08/21/14	GS	2,501,503	2,542,422	(40,919)
Japanese Yen	Long	08/05/14	UBS	12,550,800	12,540,068	10,732
Mexican Peso	Long	08/25/14	GS	4,343,775	4,367,820	(24,045)

21

Notes to Schedule of Portfolio Investments (continued)

				Receivable		Unrealized
	Position	Settlement Date	Counterparty	Amount	Payable Amount	Gain/(Loss)
Mexican Peso	Long	09/23/14	GS	$4,483,475	$4,560,607	$(77,132)
Mexican Peso	Long	12/18/14	JPM	2,235,637	2,278,267	(42,630)
Brazilian Real	Short	08/04/14	BRC	1,800,000	1,769,875	30,125
Brazilian Real	Short	04/02/15	CS	1,217,681	1,237,400	(19,719)
Brazilian Real	Short	08/04/14	GS	1,773,088	1,769,875	3,213
Brazilian Real	Short	09/03/14	GS	1,783,708	1,753,971	29,737
Brazilian Real	Short	04/02/15	HSBC	1,218,126	1,237,400	(19,274)
Brazilian Real	Short	08/04/14	JPM	6,805,894	6,702,070	103,824
Brazilian Real	Short	01/05/15	JPM	12,907,667	12,657,302	250,365
Brazilian Real	Short	08/04/14	UBS	6,714,238	6,702,070	12,168
Brazilian Real	Short	01/05/15	UBS	1,046,120	1,048,912	(2,792)
Brazilian Real	Short	10/02/15	UBS	5,218,788	5,117,090	101,698
British Pound	Short	09/11/14	BRC	7,168,912	7,208,147	(39,235)
Canadian Dollar	Short	09/18/14	CITI	11,095,865	11,066,849	29,016
Canadian Dollar	Short	02/10/15	CITI	8,137,354	8,136,466	888
Euro	Short	08/21/14	BRC	167,124,973	163,910,058	3,214,915
Euro	Short	08/21/14	CITI	13,320,764	13,120,840	199,924
Euro	Short	08/21/14	DUB	3,427,164	3,383,993	43,171
Euro	Short	08/21/14	GS	11,357,686	11,216,590	141,096
Euro	Short	08/21/14	UBS	5,389,174	5,308,328	80,846
Japanese Yen	Short	08/05/14	JPM	12,714,752	12,550,800	163,952
Japanese Yen	Short	09/03/14	UBS	12,542,017	12,553,016	(10,999)
Mexican Peso	Short	12/18/14	DUB	7,355,100	7,241,275	113,825

			Totals	$345,372,562	$341,272,413	$4,100,149

COUNTERPARTY ABBREVIATIONS:

BOA:	Bank of America
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
HSBC:	HSBC Bank
JPM:	JPMorgan Chase & Co.
MS:	Morgan Stanley

22

Notes to Schedule of Portfolio Investments (continued)

RBS:	Royal Bank of Scotland Group PLC
SGCB:	Societe Generale
UBS:	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

BRL:	Brazilian Real
EUR:	Euro
MXN:	Mexican Peso

INVESTMENT ABBREVIATIONS AND DEFINITIONS:

CDI:	Brazil Interbank Deposit Rate
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
EURIBOR:	Euro Interbank Offered Rate
LIBOR:	London Interbank Offered Rate
OIS:	Overnight Index Swap
OTC:	Over-the-counter
TIIE:	Interbank Equilibrium Interest Rate

23

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	September 5, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 5, 2014